UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: May 1, 2007 – July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

Jackson FundsSM (Unaudited)
Schedules of Investments
July 31, 2007
	Shares/Par	Value
Jackson Perspective 5 Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 24.5%
Autoliv Inc.	5,406	$ 302,358
Brown Shoe Co. Inc.	9,322	195,203
Buckle Inc. (b)	6,114	213,684
Buffalo Wild Wings Inc. (c)	3,690	159,482
CBS Corp. - Class B	10,146	321,831
Compass Group Plc	93,170	628,545
Dow Jones & Co. Inc.	8,718	500,239
General Motors Corp.	73,352	2,376,605
Genuine Parts Co.	6,743	320,832
GKN Plc	97,029	753,506
Group 1 Automotive Inc.	5,215	195,667
Gymboree Corp. (c)	6,829	293,988
Hilton Hotels Corp.	23,333	1,031,552
Interface Inc.	11,312	208,480
Leggett & Platt Inc.	13,593	281,783
Mattel Inc.	14,118	323,443
Movado Group Inc.	4,095	115,643
New York Times Co. - Class A (b)	13,518	309,021
Newell Rubbermaid Inc.	11,127	294,309
Shaw Communications Inc.	10,011	475,823
Stanley Works	6,310	349,132
Starwood Hotels & Resorts Worldwide Inc.	5,223	328,840
VF Corp.	3,978	341,272
		10,321,238
CONSUMER STAPLES - 8.8%
Altria Group Inc.	9,382	623,622
Anheuser-Busch Cos. Inc.	6,516	317,785
ConAgra Foods Inc.	12,057	305,645
General Mills Inc.	5,585	310,638
Kimberly-Clark Corp.	4,692	315,631
Kraft Foods Inc. - Class A	15,618	511,490
Loews Corp. - Carolina Group	4,963	376,146
Safeway Inc.	24,333	775,493
SunOpta Inc. (c)	12,301	138,631
		3,675,081
ENERGY - 6.9%
BP Plc	48,676	563,886
Chevron Corp.	4,581	390,576
Dril-Quip Inc. (c)	8,567	411,130
Marathon Oil Corp.	18,565	1,024,788
Tetra Technologies Inc. (c)	15,480	430,499
VAALCO Energy Inc. (c)	12,946	61,624

		2,882,503
FINANCIALS - 7.5%
BOC Hong Kong Holdings Ltd.	196,000	502,624
Capital Trust Inc. - Class A (b)	3,737	115,585
Cascade Bancorp (b)	6,066	132,299
Citigroup Inc.	14,687	683,974
Goldman Sachs Group Inc.	4,041	761,082
JPMorgan Chase & Co.	16,877	742,757
SWS Group Inc.	5,654	99,793
World Acceptance Corp. (b) (c)	3,761	121,067
		3,159,181
HEALTH CARE - 6.8%
Abbott Laboratories	6,547	331,867
Digene Corp. (b) (c)	4,681	286,711
Merck & Co. Inc.	18,422	914,652
Noven Pharmaceuticals Inc. (b) (c)	5,212	92,565
Pfizer Inc.	51,387	1,208,109
		2,833,904
INDUSTRIALS - 15.7%
American Woodmark Corp.	3,292	98,925
Ameron International Corp. (b)	1,925	188,323
Belden CDT Inc. (b)	9,481	519,369
Citic Pacific Ltd.	152,000	781,188
Clean Harbors Inc. (b) (c)	4,190	201,246
COSCO Pacific Ltd.	214,000	558,794
EMCOR Group Inc. (c)	13,654	490,179
General Electric Corp.	35,574	1,378,848
II-VI Inc. (b) (c)	6,357	157,844
Ladish Co. Inc. (b) (c)	2,968	143,918
Lindsay Manufacturing Co.	2,508	101,975
Lockheed Martin Corp.	8,822	868,791
Pitney Bowes Inc.	6,917	318,874
Valmont Industries Inc.	5,510	416,501
Waste Management Inc.	8,659	329,301
		6,554,076
INFORMATION TECHNOLOGY - 6.0%
Advanced Energy Industries Inc. (c)	9,478	167,855
Ansoft Corp. (c)	5,073	128,296
Atheros Communications Inc. (b) (c)	11,356	316,605
Hewlett-Packard Co.	19,485	896,895
Interwoven Inc. (c)	9,093	125,938
Macrovision Corp. (b) (c)	11,413	271,401
Mentor Graphics Corp. (c)	17,524	210,463
Sigma Designs Inc. (b) (c)	4,843	154,007
Sirenza Microdevices Inc. (c)	10,581	120,200
Tyler Technologies Inc. (b) (c)	8,360	100,572
		2,492,232
MATERIALS - 7.3%

EI Du Pont de Nemours & Co.	16,542	773,008
HB Fuller Co.	12,853	355,128
Louisiana-Pacific Corp.	14,859	275,189
Metal Management Inc.	5,665	237,987
Nucor Corp.	14,885	747,227
Rohm & Haas Co.	6,223	351,724
Sonoco Products Co.	8,457	310,118
		3,050,381
TELECOMMUNICATION SERVICES - 13.2%
AT&T Inc.	38,645	1,513,338
BT Group Plc	89,134	564,911
PCCW Ltd.	852,000	521,672
Qwest Communications International Inc. (b) (c)	96,444	822,667
Verizon Communications Inc.	35,712	1,522,045
Vodafone Group Plc	190,832	573,675
		5,518,308
UTILITIES - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	165,826	590,029

Total Common Stocks (cost $41,550,922)		41,076,933

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.17% (a) (d)	456,743	456,743

Securities Lending Collateral - 8.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.37% (a) (d)	3,708,435	3,708,435

Total Short Term Investments (cost $4,165,178)		4,165,178

Total Investments - 108.0% (cost $45,716,100)		45,242,111
Other Assets and Liabilities, Net - (8.0%)		(3,369,330)
Total Net Assets - 100%		$ 41,872,781

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 15.1%
American Eagle Outfitters Inc.	2,716	$ 65,890
Autoliv Inc.	708	39,598
Big Lots Inc. (c)	969	25,058
CBS Corp. - Class B	1,376	43,647
Compass Group Plc	14,369	96,936
DirecTV Group Inc. (c)	9,966	223,338
Dow Jones & Co. Inc.	1,155	66,274
EchoStar Communications Corp. (c)	1,858	78,575
General Motors Corp.	2,834	91,822
Genuine Parts Co.	881	41,918
GKN Plc	14,958	116,161

Guess? Inc.	725	34,430
InterActiveCorp (c)	1,220	35,063
Leggett & Platt Inc.	1,832	37,977
Liberty Global Inc. - Class A (c)	1,640	68,765
Mattel Inc.	1,873	42,910
New York Times Co. - Class A (b)	1,769	40,439
Newell Rubbermaid Inc.	1,434	37,929
Phillips-Van Heusen	433	22,542
Priceline.com Inc. (c)	497	31,709
Shaw Communications Inc.	1,334	63,405
Stanley Works	849	46,975
Starwood Hotels & Resorts Worldwide Inc.	698	43,946
Tempur-Pedic International Inc.	1,053	32,801
VF Corp.	532	45,641
		1,473,749
CONSUMER STAPLES - 2.8%
Anheuser-Busch Cos. Inc.	852	41,552
ConAgra Foods Inc.	1,554	39,394
General Mills Inc.	758	42,160
Kimberly-Clark Corp.	614	41,304
Kraft Foods Inc. - Class A	1,169	38,285
Loews Corp. - Carolina Group	667	50,552
NBTY Inc. (c)	546	23,772
		277,019
ENERGY - 6.4%
BP Plc	17,110	198,211
Chevron Corp.	608	51,838
Core Laboratories NV (c)	281	30,244
ENI SpA (b)	3,187	111,534
Royal Dutch Shell Plc - Class A (b)	3,035	117,860
Statoil ASA	4,105	121,320
		631,007
FINANCIALS - 9.7%
ABN AMRO Holding NV	3,270	161,340
Banca Intesa San Paolo SpA	13,895	105,113
Barclays Plc	7,224	101,469
BOC Hong Kong Holdings Ltd.	31,000	79,497
Danske Bank A/S	2,385	100,446
HSBC Holdings Plc	5,764	106,808
ING Groep NV	2,385	100,682
Lloyds TSB Group Plc	9,391	105,635
Royal Bank of Scotland Group Plc	7,950	94,651
		955,641
HEALTH CARE - 1.7%
Abbott Laboratories	882	44,709
Illumina Inc. (c)	595	27,114
Immucor Inc. (c)	754	23,495
Pfizer Inc.	3,178	74,714

		170,032
INDUSTRIALS - 5.8%
Citic Pacific Ltd.	24,000	123,346
Continental Airlines Inc. - Class B (c)	749	23,601
COSCO Pacific Ltd.	34,000	88,780
General Electric Corp.	2,199	85,233
Manitowoc Co. Inc.	510	39,612
Paccar Inc.	1,110	90,820
Pitney Bowes Inc.	904	41,674
TeleTech Holdings Inc. (c)	923	27,072
Waste Management Inc.	1,174	44,647
		564,785
INFORMATION TECHNOLOGY - 32.5%
Akamai Technologies Inc. (b) (c)	1,290	43,808
CDW Corp. (c)	337	28,365
Check Point Software Technologies Ltd. (c)	1,124	27,381
Cisco Systems Inc. (c)	40,224	1,162,876
Infosys Technologies Ltd. - ADR	2,366	117,354
Lam Research Corp. (c)	590	34,126
Microsoft Corp.	18,637	540,287
Nvidia Corp. (c)	4,617	211,274
Oracle Corp. (c)	24,957	477,178
Research In Motion Ltd. (c)	2,387	510,818
Varian Semiconductor Equipment Associates Inc. (c)	751	35,296
		3,188,763
MATERIALS - 5.1%
Albemarle Corp.	752	30,253
Allegheny Technologies Inc.	825	86,567
Louisiana-Pacific Corp.	1,975	36,577
OM Group Inc. (c)	506	24,511
Potash Corp.	2,571	207,583
Rock-Tenn Co. - Class A	800	24,576
Rohm & Haas Co.	844	47,703
Sonoco Products Co.	1,122	41,143
		498,913
TELECOMMUNICATION SERVICES - 15.7%
AT&T Inc.	2,388	93,514
BT Group Plc	31,332	198,575
BT Group Plc - ADR	6,772	430,564
Deutsche Telekom AG	5,778	99,686
France Telecom SA (b)	3,802	102,214
Millicom International Cellular SA (b) (c)	422	33,887
PCCW Ltd.	135,000	82,659
Royal KPN NV (b)	7,446	115,205
Telecom Italia SpA (b)	34,902	93,431
Verizon Communications Inc.	2,206	94,020
Vodafone Group Plc	67,082	201,660
		1,545,415

UTILITIES - 3.3%
Cheung Kong Infrastructure Holdings Ltd.	25,823	91,881
Endesa SA	2,294	124,168
Enel SpA (b)	10,320	106,534
		322,583

Total Common Stocks (cost $9,146,402)		9,627,907

SHORT TERM INVESTMENTS - 3.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.17% (a) (d)	81,261	81,261

Securities Lending Collateral - 3.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.37% (a) (d)	295,586	295,586

Total Short Term Investments (cost $376,847)		376,847

Total Investments - 101.9% (cost $9,523,249)		10,004,754
Other Assets and Liabilities, Net - (1.9%)		(186,201)
Total Net Assets - 100%		$ 9,818,553

Jackson Perspective Index 5 Fund
COMMON STOCKS - 76.6%
CONSUMER DISCRETIONARY - 9.8%
99 Cents Only Stores (c)	641	$ 7,801
Aaron Rents Inc.	345	7,976
Abercrombie & Fitch Co. - Class A	121	8,458
AC Moore Arts & Crafts Inc. (b) (c)	360	6,509
Accor SA	162	13,798
Adidas AG	259	15,752
Advance Auto Parts Inc.	987	34,318
Aeropostale Inc. (c)	849	32,330
AFC Enterprises Inc. (c)	441	6,910
Amazon.com Inc. (c)	249	19,556
Ambassadors Group Inc.	257	9,943
Ambassadors International Inc. (b)	171	4,790
American Axle & Manufacturing Holdings Inc.	406	9,825
American Eagle Outfitters Inc.	1,994	48,374
American Greetings Corp.	1,028	25,422
Ameristar Casinos Inc. (b)	254	8,047
AnnTaylor Stores Corp. (c)	655	20,580
Apollo Group Inc. - Class A (c)	114	6,739
Applebee's International Inc. (b)	1,269	31,217
Arbitron Inc.	236	11,753
ArvinMeritor Inc. (b)	1,153	22,864
Asatsu-DK Inc.	200	6,298
Autobacs Seven Co. Ltd.	200	6,009
AutoZone Inc. (c)	67	8,496

Bally Technologies Inc. (b) (c)	418	10,283
Barnes & Noble Inc.	496	16,641
Barratt Developments Plc	323	6,050
Beazer Homes USA Inc. (b)	656	9,177
Bebe Stores Inc. (b)	394	5,465
Bed Bath & Beyond Inc. (b) (c)	300	10,392
Belo Corp.	1,756	31,432
Benesse Corp.	200	6,180
Best Buy Co. Inc. (b)	307	13,689
Big 5 Sporting Goods Corp.	273	5,834
Big Lots Inc. (b) (c)	259	6,698
Black & Decker Corp.	98	8,484
Blockbuster Inc. - Class A (b) (c)	1,474	6,323
Blue Nile Inc. (b) (c)	97	7,334
Blyth Inc.	376	8,392
Bob Evans Farms Inc.	611	19,827
Bon-Ton Stores Inc.	225	5,742
Books-A-Million Inc.	344	5,425
Borders Group Inc.	1,042	17,047
BorgWarner Inc.	563	48,671
Boyd Gaming Corp.	384	16,934
Bridgestone Corp.	600	12,662
Bright Horizons Family Solutions Inc. (b) (c)	230	8,924
Brinker International Inc.	1,134	30,550
British Sky Broadcasting Plc	1,242	16,703
Brown Shoe Co. Inc.	313	6,554
Buckle Inc.	177	6,186
Buffalo Wild Wings Inc. (c)	294	12,707
Build-A-Bear Workshop Inc. (c)	278	5,560
Burberry Group Plc	617	7,882
Cabela's Inc. - Class A (c)	282	5,756
Cache Inc. (b) (c)	309	5,268
California Pizza Kitchen Inc. (c)	351	6,662
Callaway Golf Co. (b)	1,182	19,184
Career Education Corp. (c)	860	25,525
Carmax Inc. (c)	2,135	51,091
Carnival Corp.	402	17,813
Carnival Plc	219	9,553
Carter's Inc. (b) (c)	383	8,108
Casio Computer Co. Ltd.	400	6,096
Casual Male Retail Group Inc. (b) (c)	598	6,112
Catalina Marketing Corp.	688	20,771
Cato Corp. - Class A	340	7,031
CBRL Group Inc.	527	20,253
CBS Corp. - Class B	685	21,728
CEC Entertainment Inc. (c)	273	8,056
Centex Corp.	139	5,186
Champion Enterprises Inc. (c)	833	9,763

Charlotte Russe Holding Inc. (c)	254	4,514
Charming Shoppes Inc. (c)	1,961	19,375
Charter Communications Inc. - Class A (b) (c)	2,706	10,986
Cheesecake Factory Inc. (b) (c)	789	19,425
Chico's FAS Inc. (b) (c)	1,596	30,899
Childrens Place Retail Stores Inc. (c)	160	5,458
Chipotle Mexican Grill Inc. (c)	194	15,759
Christopher & Banks Corp. (b)	418	6,237
Churchill Downs Inc. (b)	183	8,506
Citadel Broadcasting Corp. (b)	1,323	6,641
Citi Trends Inc. (c)	176	5,790
CKE Restaurants Inc. (b)	489	8,455
CKX Inc. (b) (c)	665	8,233
Clear Channel Communications Inc.	407	15,018
Coach Inc. (c)	292	13,274
Coinstar Inc. (c)	255	7,910
Coldwater Creek Inc. (b) (c)	530	10,436
Columbia Sportswear Co.	140	8,778
Comcast Corp. - Class A (b) (c)	2,380	62,523
Compagnie Financiere Richemont AG	442	27,702
Compagnie Generale des Etablissements Michelin	134	17,692
Compass Group Plc	1,753	11,826
Continental AG	140	20,174
Cooper Tire & Rubber Co.	500	11,495
Corinthian Colleges Inc. (b) (c)	1,404	18,912
Crocs Inc. (b) (c)	131	7,771
CSK Auto Corp. (b) (c)	319	4,351
CSS Industries Inc.	244	8,769
DaimlerChrysler AG	787	71,281
Darden Restaurants Inc.	194	8,259
Deckers Outdoor Corp. (c)	130	13,403
Denny's Corp. (c)	1,656	6,624
Denso Corp.	400	15,068
Dentsu Inc.	3	7,672
DeVry Inc.	970	31,428
Dick's Sporting Goods Inc. (c)	324	18,219
DirecTV Group Inc. (c)	613	13,737
Dollar Tree Stores Inc. (c)	909	34,778
Domino's Pizza Inc. (b)	298	5,707
Douglas Holding AG	151	9,418
DR Horton Inc.	343	5,598
Dress Barn Inc. (c)	334	6,075
DSG International Plc	2,081	6,559
DSW Inc. (b) (c)	202	6,714
Eastman Kodak Co.	245	6,186
Electrolux AB - Class B	390	9,753
Emap Plc	494	8,356
Entercom Communications Corp. (b)	400	9,032

Enterprise Inns Plc	489	6,672
Entravision Communications Corp. (c)	664	6,215
Esprit Holdings Ltd.	1,000	13,364
Ethan Allen Interiors Inc.	269	9,189
Exide Technologies (c)	743	5,416
Family Dollar Stores Inc. (b)	266	7,879
Fast Retailing Co. Ltd. (b)	100	5,670
Fiat SpA	410	12,058
First Choice Holidays Plc	1,398	8,685
Fleetwood Enterprises Inc. (b) (c)	986	9,328
Foot Locker Inc.	1,401	26,003
Ford Motor Co. (b)	1,627	13,846
Fortune Brands Inc.	192	15,610
Fossil Inc. (c)	352	8,994
Fred's Inc.	518	6,149
Fuji Photo Film Co. Ltd. (b)	400	17,511
Furniture Brands International Inc. (b)	1,137	12,530
GameStop Corp. - Class A (c)	1,479	59,678
Gannett Co. Inc.	195	9,731
Gap Inc.	435	7,482
Gaylord Entertainment Co. (c)	324	16,194
Gemstar-TV Guide International Inc. (c)	1,945	11,164
General Motors Corp. (b)	441	14,288
Genesco Inc. (c)	190	9,605
Gentex Corp.	1,483	29,274
Genuine Parts Co.	164	7,803
Goodyear Tire & Rubber Co. (c)	190	5,457
Group 1 Automotive Inc.	184	6,904
GSI Commerce Inc. (b) (c)	416	9,260
Guess? Inc.	92	4,369
Guitar Center Inc. (c)	252	14,629
Gymboree Corp. (c)	230	9,902
HanesBrands Inc. (c)	897	27,816
Harley-Davidson Inc.	217	12,438
Harman International Industries Inc.	78	9,048
Harrah's Entertainment Inc.	157	13,296
Harte-Hanks Inc.	675	15,896
Harvey Norman Holdings Ltd. (b)	2,604	11,618
Haseko Corp. (c)	2,000	5,309
Hayes Lemmerz International Inc. (c)	1,135	5,448
Helen of Troy Ltd. (c)	220	4,886
Hennes & Mauritz AB - Class B	462	26,548
Hermes International	85	8,577
Hibbett Sports Inc. (b) (c)	266	6,818
Hilton Hotels Corp.	317	14,015
Home Depot Inc.	1,602	59,546
Home Retail Group	972	8,072
Home Solutions of America Inc. (b) (c)	1,331	6,296

Honda Motor Co. Ltd.	1,200	43,571
HOT Topic Inc. (b) (c)	585	5,265
Hovnanian Enterprises Inc. - Class A (b) (c)	676	8,950
Iconix Brand Group Inc. (b) (c)	402	7,952
IHOP Corp.	177	11,546
Inchcape Plc	788	7,302
Inditex SA (b)	159	9,511
Interactive Data Corp.	296	8,096
InterActiveCorp (c)	191	5,489
InterContinental Hotels Group Plc	276	6,284
Interface Inc.	549	10,118
International Game Technology	264	9,324
International Speedway Corp. - Class A	408	19,539
Interpublic Group of Cos. Inc. (b) (c)	606	6,357
INVESTools Inc. (c)	566	5,615
Isle of Capri Casinos Inc. (c)	293	6,282
ITT Educational Services Inc. (c)	286	30,219
J Crew Group Inc. (c)	327	16,448
J.C. Penney Co. Inc.	169	11,499
Jack in the Box Inc. (c)	250	15,998
Jackson Hewitt Tax Service Inc.	238	6,474
Jakks Pacific Inc. (b) (c)	204	4,837
Jo-Ann Stores Inc. (c)	317	7,548
John Fairfax Holdings Ltd. (b)	2,475	10,127
John Wiley & Sons Inc.	578	24,444
Johnson Controls Inc.	210	23,762
Jones Apparel Group Inc.	233	5,816
Jos. A. Bank Clothiers Inc. (b) (c)	131	4,520
K2 Inc. (c)	591	8,635
KB Home (b)	152	4,835
Kellwood Co.	240	6,154
Kesa Electrical Plc	1,175	7,594
Keystone Automotive Industries Inc. (c)	229	10,708
Kimball International Inc. - Class B	321	4,195
Kingfisher Plc	2,409	10,334
Kohl's Corp. (c)	240	14,592
Koninklijke Philips Electronics NV	982	39,696
Krispy Kreme Doughnuts Inc. (b) (c)	703	4,780
K-Swiss Inc. - Class A	241	5,367
Lagardere SCA (b)	239	18,879
Landry's Restaurants Inc.	259	6,861
Lear Corp. (c)	1,102	37,005
Lee Enterprises Inc.	1,147	20,199
Leggett & Platt Inc.	326	6,758
Lennar Corp.	149	4,568
Li & Fung Ltd.	4,000	13,860
Life Time Fitness Inc. (b) (c)	262	13,472
Limited Brands Inc. (b)	271	6,545

Live Nation Inc. (c)	517	10,268
Liz Claiborne Inc.	179	6,290
LKQ Corp. (b) (c)	369	10,491
LodgeNet Entertainment Corp. (c)	165	5,184
Lowe's Cos. Inc.	1,222	34,228
Luxottica Group SpA	179	6,504
LVMH Moet Hennessy Louis Vuitton SA (b)	234	26,151
M/I Homes Inc. (b)	204	5,008
Macy's Inc.	401	14,464
Marcus Corp.	331	6,514
Marks & Spencer Group Plc	1,204	15,325
Marriott International Inc. - Class A	301	12,507
Martha Stewart Living Omnimedia Inc. (b)	356	4,810
Marvel Entertainment Inc. (c)	330	7,996
Matsushita Electric Industrial Co. Ltd.	2,000	36,567
Mattel Inc.	372	8,523
Matthews International Corp. - Class A	575	22,000
McDonald's Corp.	962	46,051
McGraw-Hill Cos. Inc.	339	20,510
MDC Holdings Inc.	304	13,984
Media General Inc.	397	11,195
Mediaset SpA	1,301	13,543
Men's Wearhouse Inc.	347	17,142
Meritage Corp. (b) (c)	166	3,237
Midas Inc. (c)	339	6,160
Modine Manufacturing Co.	490	12,544
Mohawk Industries Inc. (c)	504	45,365
Monro Muffler Inc.	260	8,705
Morningstar Inc. (c)	173	8,474
Movado Group Inc.	270	7,625
National CineMedia Inc. (c)	344	8,566
National Presto Industries Inc.	137	7,693
NetFlix Inc. (b) (c)	874	15,059
New York Times Co. - Class A (b)	455	10,401
Newell Rubbermaid Inc.	269	7,115
News Corp. Inc. - Class A	1,831	38,671
Next Plc	195	7,446
Nike Inc. - Class B	307	17,330
Nissan Motor Co. Ltd.	1,800	19,455
Nordstrom Inc.	187	8,897
NVR Inc. (c)	46	26,610
O'Charleys Inc.	367	6,507
Office Depot Inc. (c)	240	5,990
Omnicom Group Inc.	266	13,797
OPAP SA	195	6,685
O'Reilly Automotive Inc. (c)	1,093	36,408
Oxford Industries Inc.	151	6,100
Pacific Sunwear of California Inc. (b) (c)	1,196	21,552

PagesJaunes Groupe SA	412	8,284
Payless ShoeSource Inc. (b) (c)	1,057	28,137
Pearson Plc	659	10,561
PEP Boys-Manny Moe & Jack (b)	448	7,585
Persimmon Plc	261	6,104
PetMed Express Inc. (c)	584	8,515
PetSmart Inc.	1,199	38,764
Peugeot SA	129	10,853
PF Chang's China Bistro Inc. (b) (c)	258	8,447
Phillips-Van Heusen Corp.	674	35,088
Pier 1 Imports Inc.	835	5,444
Pinnacle Entertainment Inc. (c)	344	9,119
Polaris Industries Inc.	322	15,894
Polo Ralph Lauren Corp.	102	9,114
PPR SA (b)	57	9,935
Premier Exhibitions Inc. (b) (c)	401	6,641
Pre-Paid Legal Services Inc. (c)	103	5,428
Priceline.com Inc. (b) (c)	275	17,545
Primedia Inc. (c)	2,367	5,586
Publishing & Broadcasting Ltd. (b)	791	12,326
Pulte Homes Inc.	236	4,564
PUMA AG Rudolf Dassler Sport	20	8,003
Punch Taverns Plc	312	7,233
Quicksilver Inc. (b) (c)	956	12,265
Rank Group Plc	2,235	7,683
Rare Hospitality International Inc. (b) (c)	323	8,643
RC2 Corp. (c)	177	6,268
RCN Corp. (b) (c)	259	4,618
Red Robin Gourmet Burgers Inc. (c)	168	6,480
Reed Elsevier NV	584	10,725
Reed Elsevier Plc	1,822	22,451
Regis Corp.	777	27,086
Renault SA (b)	158	22,834
Rent-A-Center Inc. (c)	1,127	21,875
Retail Ventures Inc. (c)	419	5,455
Reuters Group Plc	1,063	13,315
Ross Stores Inc. (b)	1,261	36,481
Ruby Tuesday Inc.	973	21,649
Ryland Group Inc.	380	12,635
Saks Inc. (b)	1,210	22,397
Sally Beauty Holdings Inc. (c)	680	5,460
Sankyo Co. Ltd.	100	4,000
Sanoma-WSOY Oyj	277	8,858
Scholastic Corp. (c)	533	17,152
Scientific Games Corp. - Class A (c)	612	20,998
Sears Holdings Corp. (c)	61	8,344
Sega Sammy Holdings Inc.	300	4,317
Sekisui House Ltd. (b)	1,000	12,408

Select Comfort Corp. (b) (c)	449	7,157
Shangri-La Asia Ltd.	4,000	9,471
Sharp Corp.	1,000	17,234
Sherwin-Williams Co.	123	8,572
Shimano Inc. (b)	300	9,532
Shuffle Master Inc. (b) (c)	298	4,330
Signet Group Plc	3,363	6,639
Sinclair Broadcast Group Inc. - Class A	461	6,011
Six Flags Inc. (b) (c)	1,489	5,673
Skechers U.S.A. Inc. - Class A (c)	233	4,844
Skyline Corp.	194	5,422
Smith & Wesson Holding Corp. (b) (c)	215	4,042
Societe Television Francaise 1 (b)	210	7,008
Sonic Automotive Inc.	252	6,905
Sonic Corp. (b) (c)	565	11,673
Sony Corp.	800	42,713
Sotheby's Holdings - Class A	938	40,100
Stage Stores Inc.	385	6,868
Standard-Pacific Corp.	470	6,961
Stanley Works	155	8,576
Staples Inc.	609	14,019
Starbucks Corp. (c)	594	15,848
Starwood Hotels & Resorts Worldwide Inc.	195	12,277
Steiner Leisure Ltd. (c)	124	5,189
Steven Madden Ltd.	222	6,260
Stewart Enterprises Inc. - Class A	1,248	8,748
Strayer Education Inc.	238	36,064
Stride Rite Corp.	432	8,800
Sumitomo Rubber Industries Inc.	600	7,166
Superior Industries International Inc.	536	9,916
Swatch Group AG - Class B	44	13,274
Talbots Inc. (b)	324	7,449
Target Corp.	675	40,885
Taylor Woodrow Plc	952	6,272
Tempur-Pedic International Inc. (b)	603	18,783
Tenneco Automotive Inc. (c)	330	11,649
Thor Industries Inc. (b)	325	13,332
Tiffany & Co.	124	5,983
Timberland Co. - Class A (b) (c)	858	20,395
Time Warner Inc.	3,151	60,688
TiVo Inc. (b) (c)	1,523	8,377
TJX Cos. Inc.	404	11,211
Toll Brothers Inc. (c)	1,091	23,926
Toyota Industries Corp.	300	13,592
Toyota Motor Corp.	2,200	133,744
Triarc Cos. Inc. - Class B	513	7,341
Trinity Mirror Plc	923	9,431
Tupperware Brands Corp.	1,107	28,793

Tween Brands Inc. (c)	245	9,374
Under Armour Inc. - Class A (b) (c)	155	9,519
UniFirst Corp.	147	5,521
Universal Technical Institute Inc. (c)	276	5,970
Urban Outfitters Inc. (c)	1,016	20,381
Vail Resorts Inc. (b) (c)	238	12,745
Valassis Communications Inc. (b) (c)	1,210	14,363
VF Corp. (b)	79	6,777
Viacom Inc. - Class B (c)	574	21,984
Visteon Corp. (c)	944	6,060
Vivendi Universal SA (b)	915	38,866
Volcom Inc. (c)	138	4,896
Volkswagen AG	182	32,814
Volvo AB - Class A	422	7,805
Volvo AB - Class B	880	16,178
Walt Disney Co.	1,611	53,163
Warnaco Group Inc. (c)	370	13,361
Washington Post Co.	58	45,864
WCI Communities Inc. (b) (c)	407	3,594
Westwood One Inc. (b)	1,274	6,701
Wet Seal Inc. (c)	1,169	5,448
Whirlpool Corp.	69	7,046
William Hill Plc	631	7,677
Williams-Sonoma Inc. (b)	1,047	32,237
Winnebago Industries Inc. (b)	270	7,285
WMS Industries Inc. (b) (c)	336	8,766
Wolters Kluwer NV	340	9,959
Wolverine World Wide Inc.	467	12,636
WPP Group Plc	991	14,201
Wyndham Worldwide Corp. (c)	244	8,210
Yamada Denki Co. Ltd.	100	9,935
Yamaha Motor Co. Ltd.	300	8,441
Yell Group Plc	962	8,973
Yum! Brands Inc.	452	14,481
Zale Corp. (b) (c)	392	8,321
Zumiez Inc. (b) (c)	175	6,472
		5,527,042
CONSUMER STAPLES - 4.4%
AEON Co. Ltd.	600	9,584
Ajinomoto Co. Inc.	1,000	12,110
Alberto-Culver Co.	656	15,429
Alliance One International Inc. (c)	1,105	9,558
Altadis SA	240	15,611
Altria Group Inc.	1,785	118,649
Andersons Inc. (b)	184	7,888
Anheuser-Busch Cos. Inc.	559	27,262
Archer-Daniels-Midland Co.	458	15,389
Asahi Breweries Ltd.	500	7,118

Avon Products Inc.	297	10,695
BJ's Wholesale Club Inc. (c)	576	19,561
Boston Beer Co. Inc. - Class A (c)	217	8,845
British American Tobacco Plc	1,125	36,355
Brown-Forman Corp. - Class B (b)	96	6,378
Cadbury Schweppes Plc	1,829	22,671
Campbell Soup Co.	192	7,071
Carrefour SA (b)	475	33,685
Casey's General Stores Inc.	440	10,969
Central Euro Distribution Corp. (b) (c)	263	10,828
Central Garden & Pet Co. - Class A (c)	322	3,941
Central Garden & Pet Co. (c)	161	2,025
Chattem Inc. (b) (c)	156	8,761
Chiquita Brands International Inc. (c)	488	8,569
Church & Dwight Co. Inc.	576	28,259
Clorox Co.	131	7,920
Coca-Cola Co.	1,664	86,711
Coca-Cola Enterprises Inc.	289	6,549
Coca-Cola West Japan Co. Ltd. (b)	300	6,259
Coles Myer Ltd. (b)	1,326	16,293
Colgate-Palmolive Co.	374	24,684
ConAgra Foods Inc.	389	9,861
Costco Wholesale Corp.	376	22,485
CVS Corp.	1,198	42,158
Darling International Inc. (c)	1,416	11,880
Delhaize Group	70	6,509
Diageo Plc	1,988	40,607
East Asiatic Co. Ltd.	140	8,092
Elizabeth Arden Inc. (c)	409	8,810
Energizer Holdings Inc. (c)	496	50,046
Estee Lauder Cos. Inc.	151	6,798
Flowers Foods Inc. (b)	586	12,013
Foster's Group Ltd.	2,432	12,108
Fresh Del Monte Produce Inc.	272	6,977
General Mills Inc.	268	14,906
Great Atlantic & Pacific Tea Co. (c)	303	8,832
Groupe Danone (b)	354	25,734
Hain Celestial Group Inc. (b) (c)	250	6,773
Hansen Natural Corp. (b) (c)	521	21,127
Heineken NV	164	10,393
Henkel KGaA	159	8,580
Hershey Co.	150	6,915
HJ Heinz Co.	267	11,684
Hormel Foods Corp.	666	22,924
House Foods Corp. (b)	500	7,439
Imperial Sugar Co. (b)	85	2,287
Imperial Tobacco Group Plc	505	22,137
InBev NV	118	9,502

Ingles Markets Inc. - Class A	272	7,967
Ito En Ltd. (b)	300	9,119
J Sainsbury Plc	1,210	13,998
J&J Snack Foods Corp.	188	6,477
Japan Tobacco Inc.	3	15,246
JM Smucker Co.	534	29,803
Jones Soda Co. (b) (c)	188	2,636
Kellogg Co.	208	10,776
Kerry Group Plc	312	8,273
Kikkoman Corp. (b)	1,000	13,547
Kimberly-Clark Corp.	341	22,939
Kirin Brewery Co. Ltd. (b)	1,000	14,209
Koninklijke Ahold NV (c)	1,285	16,266
Kose Corp. (b)	300	8,337
Kraft Foods Inc. - Class A	1,331	43,590
Kroger Co.	607	15,758
Lancaster Colony Corp.	401	15,527
Lance Inc.	388	9,774
Longs Drug Stores Corp.	244	11,800
L'Oreal SA (b)	239	27,278
Matsumotokiyoshi Co. Ltd. (b)	400	8,929
Meiji Dairies Corp.	1,000	5,903
Meiji Seika Kaisha Ltd. (b)	2,000	8,850
Metro AG	137	10,637
MGP Ingredients Inc.	345	5,606
Nash Finch Co.	116	4,671
NBTY Inc. (c)	623	27,125
Nestle SA	304	116,790
Nichirei Corp.	1,000	4,795
Nisshin Seifun Group Inc. (b)	1,000	9,331
Nissin Food Products Co. Ltd. (b)	200	6,122
Nu Skin Enterprises Inc.	428	6,643
Pantry Inc. (b) (c)	167	5,818
Parmalat SpA	1,722	6,118
Pepsi Bottling Group Inc.	252	8,432
PepsiAmericas Inc.	630	17,432
PepsiCo Inc.	1,330	87,275
Performance Food Group Co. (b) (c)	324	9,286
Pernod-Ricard SA	66	13,859
Pilgrim's Pride Corp. - Class B	305	10,272
Playtex Products Inc. (c)	542	9,707
Prestige Brands Holdings Inc. (c)	534	6,680
Procter & Gamble Co.	2,535	156,815
QP Corp.	900	8,731
Ralcorp Holdings Inc. (c)	201	10,444
Reckitt Benckiser Plc	428	22,901
Reddy Ice Holdings Inc.	302	8,985
Reynolds American Inc. (b)	119	7,279

Royal Numico NV	145	10,549
Ruddick Corp.	658	18,292
SABMiller Plc	676	17,337
Safeway Inc.	346	11,027
Sanderson Farms Inc.	153	6,100
Sara Lee Corp.	696	11,032
Scottish & Newcastle Plc	689	8,243
Seaboard Corp.	3	6,000
Seven & I Holdings Co. Ltd. (b)	800	22,466
Smithfield Foods Inc. (c)	1,139	35,377
Spartan Stores Inc.	157	4,595
Suedzucker AG (b)	323	6,200
SUPERVALU Inc.	180	7,501
SYSCO Corp.	506	16,131
Tesco Plc	5,998	49,266
Tootsie Roll Industries Inc.	552	13,817
TreeHouse Foods Inc. (c)	250	5,603
Unilever NV	1,317	39,804
Unilever Plc	925	28,850
United Natural Foods Inc. (b) (c)	316	8,605
Universal Corp. (b)	419	23,133
UST Inc. (b)	134	7,176
Vector Group Ltd. (b)	439	9,395
Walgreen Co.	818	36,139
Wal-Mart Stores Inc.	1,908	87,673
Whole Foods Market Inc. (b)	182	6,741
Wild Oats Markets Inc. (c)	542	8,726
Winn-Dixie Stores Inc. (b) (c)	249	6,651
WM Wrigley Jr. Co.	186	10,728
Woolworths Ltd.	1,105	25,469
		2,480,586
ENERGY - 6.4%
Acergy SA (b)	405	10,766
Allis-Chalmers Energy Inc. (b) (c)	339	8,136
Alon USA Energy Inc.	150	5,351
Alpha Natural Resources Inc. (c)	548	9,782
Anadarko Petroleum Corp.	360	18,119
Apache Corp.	253	20,430
Arch Coal Inc.	1,446	43,221
Arena Resources Inc. (c)	183	9,939
Atlas America Inc.	193	9,372
ATP Oil & Gas Corp. (b) (c)	197	8,942
Atwood Oceanics Inc. (b) (c)	192	13,171
Aventine Renewable Energy Holdings Inc. (c)	331	5,342
Baker Hughes Inc.	236	18,656
Basic Energy Services Inc. (b) (c)	297	6,243
Berry Petroleum Co. - Class A	265	9,861
BG Group Plc	2,956	48,084

Bill Barrett Corp. (b) (c)	287	9,850
BJ Services Co.	270	7,061
BP Plc	15,763	182,606
Bristow Group Inc. (c)	216	10,245
British Energy Group Plc	600	6,016
Cameron International Corp. (c)	1,061	82,758
CARBO Ceramics Inc.	209	9,422
Carrizo Oil & Gas Inc. (b) (c)	269	9,837
Chesapeake Energy Corp. (b)	321	10,927
Chevron Corp.	1,814	154,662
Cimarex Energy Co.	750	28,388
Complete Production Services Inc. (c)	368	8,534
Comstock Resources Inc. (c)	332	8,918
ConocoPhillips	1,333	107,760
Consol Energy Inc.	144	5,998
Crosstex Energy Inc.	246	7,112
Delta Petroleum Corp. (b) (c)	350	5,810
Denbury Resources Inc. (b) (c)	1,048	41,920
Devon Energy Corp.	330	24,621
Dril-Quip Inc. (b) (c)	199	9,550
El Paso Corp.	530	8,825
Encore Acquisition Co. (b) (c)	845	21,860
Energy Partners Ltd. (c)	303	4,848
ENI SpA	2,070	72,443
ENSCO International Inc. (b)	538	32,856
EOG Resources Inc.	197	13,810
Evergreen Energy Inc. (b) (c)	789	2,896
EXCO Resources Inc. (b) (c)	461	8,049
Exxon Mobil Corp.	4,649	395,769
FMC Technologies Inc. (c)	587	53,722
Forest Oil Corp. (c)	710	28,734
Frontier Oil Corp.	1,026	39,737
General Maritime Corp.	208	5,408
GeoGlobal Resources Inc. (b) (c)	994	3,439
Goodrich Petroleum Corp. (c)	208	6,259
Grant Prideco Inc. (c)	1,241	69,620
Grey Wolf Inc. (c)	1,508	11,174
Gulf Island Fabrication Inc.	211	7,208
Gulfmark Offshore Inc. (c)	209	9,819
Gulfport Energy Corp. (b) (c)	316	6,007
Halliburton Co.	762	27,447
Hanover Compressor Co. (b) (c)	1,620	38,605
Harvest Natural Resources Inc. (b) (c)	734	8,265
Helmerich & Payne Inc.	957	30,978
Hercules Offshore Inc. (c)	192	5,764
Hess Corp.	204	12,485
Hornbeck Offshore Services Inc. (b) (c)	218	9,385
Inpex Holdings Inc.	1	10,090

Input/Output Inc. (b) (c)	572	8,151
International Coal Group Inc. (b) (c)	923	3,747
Knightsbridge Tankers Ltd. (b)	228	6,197
Lufkin Industries Inc.	134	7,934
Marathon Oil Corp.	611	33,727
Mariner Energy Inc. (b) (c)	538	11,368
MarkWest Hydrocarbon Inc.	161	8,734
Matrix Service Co. (c)	176	4,064
Murphy Oil Corp.	162	10,050
Nabors Industries Ltd. (c)	267	7,807
NATCO Group Inc. (c)	245	11,341
National Oilwell Varco Inc. (c)	139	16,695
Newfield Exploration Co. (c)	1,286	61,792
Newpark Resources Inc. (c)	1,082	6,849
Nippon Mining Holdings Inc.	1,000	10,053
Nippon Oil Corp.	1,000	8,903
Noble Corp.	117	11,988
Noble Energy Inc.	1,618	98,925
Norsk Hydro ASA	558	21,477
Occidental Petroleum Corp. (b)	752	42,653
Oil States International Inc. (b) (c)	365	15,965
OMV AG	141	8,760
Overseas Shipholding Group Inc.	267	20,717
Pacific Ethanol Inc. (b) (c)	507	6,373
Paladin Resources Ltd. (c)	1,112	6,581
Parallel Petroleum Corp. (b) (c)	444	9,044
Parker Drilling Co. (b) (c)	955	8,996
Patterson-UTI Energy Inc.	1,415	32,404
Peabody Energy Corp. (b)	207	8,748
Penn Virginia Corp.	278	10,759
Petrohawk Energy Corp. (b) (c)	1,459	21,870
Petroleum Development Corp. (b) (c)	181	7,302
Petroleum Geo-Services ASA (c)	332	7,887
PetroQuest Energy Inc. (c)	612	7,656
Pioneer Drilling Co. (c)	474	5,963
Pioneer Natural Resources Co. (b)	1,253	57,012
Plains Exploration & Production Co. (c)	680	29,383
Pogo Producing Co.	522	27,802
Pride International Inc. (c)	1,625	56,956
Quicksilver Resources Inc. (b) (c)	485	20,428
Rentech Inc. (b) (c)	2,069	4,262
Repsol YPF SA	691	26,050
Rosetta Resources Inc. (c)	418	7,528
Royal Dutch Shell Plc - Class A	3,019	117,572
Royal Dutch Shell Plc - Class B	2,283	90,277
RPC Inc.	423	5,118
Schlumberger Ltd.	952	90,173
SeaDrill Ltd. (c)	311	6,235

Ship Finance International Ltd.	229	6,401
Smith International Inc.	190	11,668
Southwestern Energy Co. (c)	1,623	65,942
Spectra Energy Corp.	500	12,735
Statoil ASA	484	14,304
Stone Energy Corp. (c)	234	7,605
Sulphco Inc. (b) (c)	1,653	5,752
Sunoco Inc.	125	8,340
Superior Energy Services Inc. (c)	763	30,764
Swift Energy Co. (c)	212	9,061
Technip SA	92	7,509
Tidewater Inc.	503	34,415
Total SA	1,765	138,997
Transocean Inc. (c)	218	23,424
Trico Marine Services Inc. (b) (c)	204	7,232
TXCO Resources Inc. (b) (c)	585	5,879
Universal Compression Holdings Inc. (c)	205	14,973
Uranium Resources Inc. (b) (c)	657	5,854
USEC Inc. (c)	644	10,813
VAALCO Energy Inc. (b) (c)	1,156	5,503
Valero Energy Corp.	456	30,557
VeraSun Energy Corp. (b) (c)	453	6,433
Warren Resources Inc. (b) (c)	608	6,615
Weatherford International Ltd. (c)	254	14,054
Western Refining Inc.	148	8,214
W-H Energy Services Inc. (c)	205	13,136
Whiting Petroleum Corp. (c)	266	10,925
Willbros Group Inc. (b) (c)	189	5,956
Williams Cos. Inc.	449	14,479
Woodside Petroleum Ltd. (b)	544	19,782
World Fuel Services Corp.	193	7,891
XTO Energy Inc.	274	14,940
		3,613,341
FINANCIALS - 16.2%
3i Group Plc	425	9,204
ABN AMRO Holding NV	1,461	72,085
Acadia Realty Trust	312	7,185
Accredited Home Lenders Holding Co. (b) (c)	286	2,923
ACE Ltd.	279	16,104
Advance America Cash Advance Centers Inc.	532	7,804
Advanta Corp. - Class B	268	6,877
Aegon NV	1,246	22,561
Affordable Residential Communities Inc. (b) (c)	670	7,611
AFLAC Inc.	397	20,692
AG Edwards Inc.	695	56,198
Alabama National Bancorp (b)	135	7,205
Alexander's Inc. (b) (c)	19	6,728
Alexandria Real Estate Equities Inc.	202	17,398

Alfa Corp. (b)	415	7,350
Allianz AG	364	77,403
Allied Irish Banks Plc	725	18,822
Allstate Corp.	491	26,097
Alpha Bank AE	320	10,743
AMB Property Corp.	924	49,231
AMBAC Financial Group Inc.	124	8,327
AMCORE Financial Inc.	239	5,772
American Campus Communities Inc. (b)	274	7,001
American Capital Strategies Ltd. (c)	148	5,620
American Equity Investment Life Holding Co. (b)	599	6,799
American Express Co.	986	57,720
American Financial Group Inc.	637	17,893
American Financial Realty Trust (b)	1,039	9,112
American Home Mortgage Investment Corp. (b)	296	308
American International Group Inc.	2,091	134,200
AmeriCredit Corp. (c)	1,021	20,767
Ameriprise Financial Inc.	202	12,175
AMP Ltd.	1,581	13,429
AmTrust Financial Services Inc.	351	5,149
Amvescap Plc	669	8,364
Anthracite Capital Inc. (b)	613	5,762
Anworth Mortgage Asset Corp.	820	6,478
Aon Corp.	266	10,651
Apartment Investment & Management Co.	135	5,704
Apollo Investment Corp. (b)	692	14,594
Archstone-Smith Trust	134	7,693
Ares Capital Corp.	430	6,704
Argonaut Group Inc. (b)	270	7,433
Arthur J Gallagher & Co. (b)	967	26,670
Ashford Hospitality Trust Inc.	627	6,408
Aspen Insurance Holdings Ltd.	640	15,648
Assicurazioni Generali SpA (b)	927	36,424
Associated Bancorp	1,325	38,081
Assured Guaranty Ltd.	492	11,975
Asta Funding Inc. (b)	173	6,242
Astoria Financial Corp.	805	18,958
Australia & New Zealand Banking Group Ltd.	1,859	44,570
Australian Stock Exchange Ltd.	413	17,056
AvalonBay Communities Inc.	68	7,342
Aviva Plc	1,978	27,488
AXA Asia Pacific Holdings Ltd. (b)	1,556	9,641
AXA SA (b)	1,318	51,435
Banca Intesa San Paolo SpA	6,262	47,371
Banca Monte dei Paschi di Siena SpA (b)	1,462	9,303
Banca Popolare di Milano SCRL	450	6,454
Banche Popolari Unite Scpa	491	12,130
Banco Bilbao Vizcaya Argentaria SA	2,942	72,022

Banco Comercial Portugues SA	4,687	23,872
Banco Popular SpA	311	7,680
	816	14,603
Banco Santander Central Hispano SA (b)	4,764	90,729
Bank of America Corp.	3,592	170,333
Bank of East Asia Ltd.	1,200	7,166
Bank of Hawaii Corp.	582	27,948
Bank of Ireland	734	13,708
Bank of New York Mellon Corp. (a)	920	39,146
Bank of Yokohama Ltd. (b)	1,000	6,954
BankAtlantic Bancorp Inc. - Class A	565	4,955
BankUnited Financial Corp. - Class A	325	5,473
Banner Corp.	183	5,603
Barclays Plc	5,015	70,441
BB&T Corp.	439	16,427
Bear Stearns Cos. Inc.	94	11,395
Berkshire Hills Bancorp Inc.	157	4,120
BioMed Realty Trust Inc.	505	11,029
BNP Paribas (b)	654	71,891
BOC Hong Kong Holdings Ltd.	8,500	21,797
Boston Private Financial Holdings Inc.	342	8,718
Boston Properties Inc.	70	6,614
British Land Co. Plc	293	7,305
Broadridge Financial Solutions Inc.	1,442	25,365
Brown & Brown Inc.	1,070	27,499
Calamos Asset Management Inc. (b)	291	7,188
Capital Lease Funding Inc. (b)	716	6,637
Capital One Financial Corp.	318	22,502
Capital Southwest Corp.	91	12,334
Capital Trust Inc. - Class A (b)	156	4,825
Capitalia SpA	1,287	12,129
Capitol Bancorp Ltd.	169	3,796
Cascade Bancorp (b)	251	5,474
Cash America International Inc.	203	7,434
Cathay General Bancorp	905	27,702
Cattles Plc	907	6,737
Cedar Shopping Centers Inc.	490	6,159
Centerline Holding Co. (b)	432	5,391
Central Pacific Financial Corp.	258	7,278
Challenger Financial Services Group Ltd.	2,402	11,249
Charles Schwab Corp.	812	16,346
Chemical Financial Corp.	234	5,097
Cheung Kong Holdings Ltd.	1,000	14,032
China Bank Ltd.	1,000	8,416
Chittenden Corp.	366	12,243
Chubb Corp.	349	17,593
Cincinnati Financial Corp.	275	10,780
CIT Group Inc.	166	6,836

Citigroup Inc.	4,069	189,493
Citizens Banking Corp.	557	8,968
City National Corp.	422	29,873
CME Group Inc.	26	14,365
CNP Assurances (b)	70	9,177
Cohen & Steers Inc.	127	4,375
Colonial BancGroup Inc.	1,544	33,675
Columbia Banking System Inc.	290	7,366
Comerica Inc.	194	10,216
Commerce Bancorp Inc.	221	7,392
Commerce Group Inc.	876	25,167
Commerzbank AG	525	22,585
Commonwealth Bank of Australia	1,170	53,671
Community Bank System Inc.	339	6,099
Community Banks Inc. (b)	180	4,684
Community Trust Bancorp Inc. (b)	188	5,392
Compass Bancshares Inc.	113	7,829
CompuCredit Corp. (b) (c)	196	5,145
Consolidated-Tomoka Land Co.	108	6,713
Corporate Office Properties Trust SBI MD (b)	215	8,103
Corus Bankshares Inc. (b)	449	7,301
Countrywide Financial Corp. (b)	479	13,493
Cousins Properties Inc.	543	13,961
Credit Agricole SA (b)	482	18,417
Credit Saison Co. Ltd.	200	4,892
Credit Suisse Group	906	59,100
Crescent Real Estate Equities Co.	590	13,322
Crystal River Capital Inc. (b)	280	4,869
Cullen/Frost Bankers Inc.	627	31,143
CVB Financial Corp. (b)	852	8,341
Daiwa Securities Group Inc.	1,000	10,609
Danske Bank A/S	392	16,509
DBS Group Holdings Ltd.	2,000	29,914
DCT Industrial Trust Inc.	1,282	12,564
Deerfield Triarc Capital Corp.	461	5,057
Delphi Financial Group	349	14,019
Depfa Bank Plc	437	8,899
Deutsche Bank AG	413	55,942
Deutsche Boerse AG	170	19,774
Deutsche Postbank AG	113	8,767
Developers Diversified Realty Corp.	160	7,680
Dexia SA	651	18,614
DiamondRock Hospitality Co.	477	8,033
Digital Realty Trust Inc.	387	12,829
Discover Financial Services (c)	401	9,243
DnB NOR ASA (b)	637	8,389
Dollar Financial Corp. (c)	238	5,964
Downey Financial Corp.	172	9,149

E*Trade Financial Corp. (c)	360	6,667
EastGroup Properties Inc.	169	6,970
Eaton Vance Corp.	1,244	52,074
Education Realty Trust Inc.	528	6,943
EFG Eurobank Ergasias SA	237	8,418
Employer Holdings Inc.	440	8,087
Enstar Group Ltd. (b) (c)	51	5,358
Entertainment Properties Trust	164	7,306
Equity Inns Inc.	489	10,934
Equity Lifestyle Properties Inc.	162	7,348
Equity One Inc. (b)	659	15,210
Equity Residential	180	7,166
Erste Bank der Oesterreichischen Sparkassen AG	208	15,649
Everest Re Group Ltd.	618	60,719
Extra Space Storage Inc.	427	5,995
EZCORP Inc. - Class A (c)	480	5,779
Fannie Mae	742	44,401
FBL Financial Group Inc. - Class A	175	6,158
Federated Investors Inc. - Class B	307	11,055
FelCor Lodging Trust Inc.	414	9,091
Fidelity National Title Group Inc. - Class A	2,261	47,232
Fifth Third Bancorp	488	18,002
Financial Federal Corp.	265	7,513
First American Corp.	919	42,541
First Bancorp / Puerto Rico (b)	818	7,526
First Cash Financial Services Inc. (c)	302	6,581
First Commonwealth Financial Corp. (b)	538	5,100
First Community Bancorp Inc. (b)	207	10,396
First Financial Bankshares Inc.	151	5,472
First Industrial Realty Trust Inc.	303	11,729
First Merchants Corp.	484	9,801
First Midwest Bancorp Inc.	632	20,786
First Niagara Financial Group Inc.	1,889	24,293
First Potomac Realty Trust	268	5,250
First Republic Bank	241	13,195
First State Bancorp	549	9,476
FirstFed Financial Corp. (b) (c)	153	6,916
FirstMerit Corp.	1,592	29,181
FNB Corp. (b)	707	10,612
Fondiaria-Sai SpA	163	7,780
Fortis	1,035	40,793
Franklin Bank Corp. (b) (c)	690	7,404
Franklin Resources Inc.	147	18,723
Franklin Street Properties Corp.	431	6,616
Freddie Mac	542	31,040
Freedom Acquisition Holding Inc. (b) (c)	630	6,665
Fremont General Corp. (b)	502	2,897
Friedman Billings Ramsey Group Inc. - Class A	1,084	5,333

Friends Provident Plc	1,880	7,061
Frontier Financial Corp. (b)	329	7,047
Fukuoka Financial Group Inc (c)	1,000	6,424
Gecina SA	41	6,657
General Growth Properties Inc.	128	6,141
Genworth Financial Inc. - Class A	498	15,199
Getty Realty Corp.	252	6,350
GFI Group Inc. (b) (c)	125	9,315
Glacier Bancorp Inc. (b)	505	9,620
Glimcher Realty Trust (b)	292	6,208
Goldman Sachs Group Inc.	349	65,731
GPT Group	1,701	6,461
Gramercy Capital Corp. (b)	253	6,120
Great Portland Estates Plc	575	7,517
Greater Bay Bancorp	864	23,224
Greene County Bancshares Inc.	196	6,480
Greenhill & Co. Inc. (b)	137	7,946
Groupe Bruxelles Lambert SA	70	8,503
Hammerson Plc	253	6,099
Hancock Holding Co. (b)	202	7,145
Hang Seng Bank Ltd.	700	11,031
Hanmi Financial Corp.	350	5,075
Hanover Insurance Group Inc.	448	19,663
Harleysville Group Inc.	205	5,742
Hartford Financial Services Group Inc.	256	23,519
HBOS Plc	2,883	56,140
HCC Insurance Holdings Inc.	1,086	31,798
Healthcare Realty Trust Inc. (b)	322	7,477
Hersha Hospitality Trust	761	7,991
Highwoods Properties Inc. (b)	838	27,260
Hilb Rogal & Hobbs Co.	286	12,384
Home Properties Inc.	208	9,630
Horace Mann Educators Corp.	756	13,479
Hospitality Properties Trust	892	34,217
Host Hotels & Resorts Inc.	430	9,082
HSBC Holdings Plc	8,979	166,383
Hypo Real Estate Holding AG	144	8,788
ICAP Plc	833	8,017
Impac Mortgage Holdings Inc. (b)	886	2,268
Independent Bank Corp. - Massachusetts	353	9,563
Independent Bank Corp. - Michigan	324	3,927
IndyMac Bancorp Inc. (b)	639	14,058
Infinity Property & Casualty Corp.	163	7,179
ING Groep NV	1,494	63,069
Inland Real Estate Corp.	457	6,910
Insurance Australia Group Ltd. (b)	2,247	10,814
Interactive Brokers Group Inc. (c)	291	7,065
International Bancshares Corp.	401	8,834

International Securities Exchange Inc. - Class A	265	17,411
Investec Plc	604	7,481
Investors Bancorp Inc. (b) (c)	496	5,967
IPC Holdings Ltd.	462	11,462
Irwin Financial Corp.	345	4,043
Janus Capital Group Inc. (b)	229	6,884
Japan Prime Realty Investment Corp.	2	7,683
Japan Real Estate Investment Corp. (b)	1	11,372
Japan Retail Fund Investment Corp. (b)	1	8,079
Jefferies Group Inc.	928	24,379
JER Investors Trust Inc. (b)	377	4,136
JPMorgan Chase & Co.	2,791	122,832
KBC Groep NV	147	19,124
KBW Inc. (b) (c)	213	5,348
KeyCorp	436	15,125
Kimco Realty Corp.	174	6,495
Klepierre (b)	41	6,288
Knight Capital Group Inc. (b) (c)	737	10,421
LaBranche & Co. Inc. (c)	793	5,131
Land Securities Group Plc	254	8,649
LandAmerica Financial Group Inc.	181	13,863
LaSalle Hotel Properties	261	10,448
Legal & General Group Plc	5,272	14,862
Legg Mason Inc.	109	9,810
Lehman Brothers Holdings Inc.	421	26,102
Lend Lease Corp. Ltd. (b)	537	8,459
Leopalace21 Corp.	200	6,323
Leucadia National Corp. (b)	1,489	55,986
Lexington Corporate Properties Trust (b)	485	9,152
Liberty International Plc	285	5,941
Liberty Property Trust	922	34,584
Lincoln National Corp.	225	13,572
Link REIT	4,000	8,300
Lloyds TSB Group Plc	4,318	48,572
Loews Corp.	349	16,543
London Stock Exchange Group Plc	249	6,741
LTC Properties Inc.	286	5,740
M&T Bank Corp.	67	7,121
Macerich Co.	698	51,059
Mack-Cali Realty Corp.	684	26,402
Macquarie Bank Ltd. (b)	203	14,012
Macquarie Goodman Group	1,302	6,644
MAF Bancorp Inc.	414	21,743
Maguire Properties Inc. (b)	228	6,523
Man Group Plc	1,276	14,512
Mapfre SA (b)	1,730	8,008
MarketAxess Holdings Inc. (c)	366	6,079
Marsh & McLennan Cos. Inc.	450	12,398

Marshall & Ilsley Corp.	341	14,053
Max Capital Group Ltd.	438	11,436
MB Financial Inc.	355	11,317
MBIA Inc. (b)	117	6,564
MCG Capital Corp. (b)	438	6,338
Medical Properties Trust Inc. (b)	510	5,712
Mediobanca SpA (b)	689	14,457
Meinl European Land Ltd. (c)	261	6,064
Mercury General Corp.	420	21,748
Merrill Lynch & Co. Inc.	674	50,011
MetLife Inc.	596	35,891
MFA Mortgage Investments Inc.	1,014	7,118
Mid-America Apartment Communities Inc.	167	7,537
Millea Holdings Inc.	600	23,867
Mitsubishi Estate Co. Ltd.	1,000	25,440
Mitsubishi UFJ Financial Group Inc.	7	74,703
Mitsui Fudosan Co. Ltd.	1,000	26,110
Mitsui Sumitomo Insurance Co. Ltd.	1,000	11,542
Mitsui Trust Holding Inc.	1,000	8,839
Mizuho Financial Group Inc.	8	56,345
Montpelier Re Holdings Ltd.	812	12,870
Moody's Corp.	193	10,383
Morgan Stanley	898	57,355
Move Inc. (b) (c)	1,416	4,744
Muenchener Rueckversicherungs AG (b)	163	28,073
National Australia Bank Ltd.	1,200	39,041
National Bank of Greece SA	712	41,639
National City Corp.	480	14,107
National Financial Partners Corp. (b)	290	13,444
National Health Investors Inc.	236	7,458
National Penn Bancshares Inc.	509	7,523
National Retail Properties Inc.	417	9,032
National Western Life Insurance Co.	27	6,364
Nationwide Health Properties Inc.	1,594	37,985
Navigators Group Inc. (c)	162	8,474
Nelnet Inc. - Class A	285	4,931
New York Community Bancorp Inc.	2,736	44,405
NewAlliance Bancshares Inc. (b)	1,469	19,846
Newcastle Investment Corp. (b)	311	5,601
Nikko Cordial Corp.	500	6,757
Nippon Building Fund Inc.	1	13,231
Nomura Holdings Inc.	1,800	34,166
Nomura Real Estate Office Fund Inc.	1	9,202
Nordea Bank AB	2,047	32,982
Northern Trust Corp.	161	10,056
NorthStar Realty Finance Corp.	471	4,752
NovaStar Financial Inc. (b)	73	706
NTT Urban Development Corp.	4	7,240

Nuveen Investments Inc. - Class A	730	44,632
Odyssey Re Holdings Corp.	209	7,357
Ohio Casualty Corp.	1,056	45,841
Old Mutual Plc	4,362	14,295
Old National Bancorp (b)	547	7,877
Old Republic International Corp.	2,214	40,605
Omega Healthcare Investors Inc.	440	5,689
OMX AB	424	13,026
optionsXpress Holdings Inc. (b)	317	7,928
ORIX Corp.	80	19,201
Oversea-Chinese Banking Corp.	6,000	35,499
Pacific Capital Bancorp	414	8,653
Park National Corp. (b)	126	10,011
Parkway Properties Inc.	153	6,209
Pennsylvania Real Estate Investment Trust (b)	281	10,942
PFF Bancorp Inc.	226	3,779
Phoenix Cos. Inc.	821	11,322
Pico Holdings Inc. (b) (c)	224	9,218
Pinnacle Financial Partners Inc. (b) (c)	301	7,257
Piper Jaffray Cos. (b) (c)	134	6,421
Piraeus Bank SA	229	8,120
Platinum Underwriters Holdings Ltd.	435	14,442
Plum Creek Timber Co. Inc.	196	7,617
PMI Group Inc.	817	27,835
PNC Financial Services Group Inc.	247	16,463
Portfolio Recovery Associates Inc. (b)	167	8,726
Post Properties Inc.	304	13,388
Potlatch Corp.	600	26,214
Preferred Bank	195	7,488
Presidential Life Corp.	355	5,790
Primus Guaranty Ltd. (b) (c)	634	6,023
Principal Financial Group Inc.	270	15,225
PrivateBancorp Inc. (b)	187	5,049
ProAssurance Corp. (c)	298	14,715
Progressive Corp.	769	16,134
Prologis	266	15,135
Prosperity Bancshares Inc. (b)	341	9,657
Protective Life Corp.	703	30,243
Provident Bankshares Corp.	380	10,906
Provident Financial Services Inc.	1,028	14,495
Prudential Financial Inc.	392	34,743
Prudential plc (a)	1,869	25,703
PS Business Parks Inc.	110	5,621
Public Storage Inc.	80	5,607
QBE Insurance Group Ltd. (b)	909	22,955
Radian Group Inc.	748	25,215
RAIT Investment Trust (b)	605	6,268
Ramco-Gershenson Properties Trust	205	6,601

Raymond James Financial Inc.	875	26,836
Rayonier Inc.	681	28,834
Realty Income Corp.	686	16,100
Redwood Trust Inc. (b)	134	3,859
Regency Centers Corp.	672	43,593
Regions Financial Corp.	589	17,711
Republic Property Trust	676	9,478
Resolution Plc	595	7,915
Resona Holdings Inc. (b)	4	8,609
RLI Corp.	199	11,542
Royal Bank of Scotland Group Plc	7,329	87,258
S&T Bancorp Inc. (b)	225	6,993
Safeco Corp.	108	6,315
Safety Insurance Group Inc.	154	5,128
Sampo Oyj	333	9,990
Sandy Spring Bancorp Inc. (b)	175	4,715
Saul Centers Inc.	141	6,115
SBI Holdings Inc.	23	7,053
Seacoast Banking Corp. (b)	345	5,530
Security Capital Assurance Ltd.	225	5,216
SEI Investments Co.	1,136	30,967
Selective Insurance Group Inc.	492	10,096
Senior Housing Properties Trust	463	8,001
Signature Bank (c)	252	7,784
Simon Property Group Inc.	141	12,201
Skandinaviska Enskilda Banken AB	576	19,688
SLM Corp.	336	16,521
Societe Generale - Class A (b)	291	50,017
Sompo Japan Insurance Inc.	1,000	11,611
South Financial Group Inc. (b)	539	11,621
Sovereign Bancorp Inc. (b)	399	7,637
Sovran Self Storage Inc.	147	6,336
Spirit Finance Corp.	799	11,609
StanCorp Financial Group Inc.	572	26,861
Standard Life Plc	1,947	12,072
State Auto Financial Corp.	225	5,819
State Street Corp. (b)	285	19,104
Sterling Bancshares Inc.	614	6,392
Sterling Financial Corp. / WA	338	7,676
Stewart Information Services Corp.	180	6,566
Stifel Financial Corp. (b) (c)	202	11,165
Stockland (b)	1,232	8,021
Strategic Hotel Capital Inc. (b)	512	10,895
Sumitomo Mitsui Financial Group Inc.	5	45,186
Sumitomo Trust & Banking Co. Ltd.	1,000	8,443
Sun Communities Inc.	437	11,895
Sun Hung Kai Properties Ltd.	2,000	25,435
Suncorp-Metway Ltd.	1,157	18,913

Sunstone Hotel Investors Inc.	450	11,169
SunTrust Banks Inc.	286	22,394
Susquehanna Bancshares Inc.	502	8,685
SVB Financial Group (b) (c)	595	31,345
Svenska Handelsbanken - Class A	698	20,015
Swire Pacific Ltd.	1,000	11,319
Swiss Life Holding	31	7,639
Swiss Reinsurance Co.	281	24,110
Synovus Financial Corp.	376	10,513
T&D Holdings Inc.	200	13,079
T. Rowe Price Group Inc.	220	11,469
Takefuji Corp.	200	6,226
Tanger Factory Outlet Centers Inc.	200	6,686
TCF Financial Corp. (b)	1,168	28,721
Technology Investment Capital Corp. (b)	483	6,622
Tejon Ranch Co. (b) (c)	140	5,554
Tokyu Land Corp.	1,000	9,391
Tompkins Trustco Inc.	231	7,346
Torchmark Corp.	197	12,123
Tower Group Inc. (b)	251	6,652
Travelers Cos. Inc.	538	27,320
Triad Guaranty Inc. (c)	142	3,915
TrustCo Bank Corp. NY (b)	701	6,505
Trustmark Corp. (b)	383	9,586
U.S. Bancorp	1,372	41,091
UBS AG	1,592	88,135
UCBH Holdings Inc.	807	13,267
UDR Inc.	1,343	31,010
UMB Financial Corp.	410	15,309
Umpqua Holdings Corp. (b)	470	8,939
Unibail SA (b)	62	14,629
UniCredito Italiano SpA	6,252	53,036
United Bankshares Inc. (b)	293	8,160
United Community Banks Inc. (b)	326	7,645
United Fire & Casualty Co. (b)	233	8,020
United Overseas Bank Ltd.	2,000	29,249
Unitrin Inc.	398	16,867
Universal American Financial Corp. (c)	285	5,674
Universal Health Realty Income Trust	221	6,464
UnumProvident Corp.	375	9,113
Urstadt Biddle Properties Inc. - Class A (b)	469	7,082
U-Store-It Trust	380	5,438
Vornado Realty Trust	74	7,920
W Holding Co. Inc. (b)	1,309	2,893
Wachovia Corp.	1,485	70,107
Waddell & Reed Financial Inc. - Class A	1,423	35,874
Washington Federal Inc.	1,021	23,003
Washington Mutual Inc.	736	27,622

Washington Real Estate Investment Trust (b)	270	8,057
Webster Financial Corp.	598	25,989
Weingarten Realty Investors	794	29,068
Wells Fargo & Co.	2,593	87,566
WesBanco Inc. (b)	233	5,138
WestAmerica Bancorp (b)	689	28,201
Westfield Group	1,167	18,947
Westpac Banking Corp.	2,044	45,199
Wilmington Trust Corp.	789	30,723
Wing Hang Bank Ltd.	500	6,269
Winthrop Realty Trust (b)	1,139	7,585
Wintrust Financial Corp.	259	10,206
World Acceptance Corp. (c)	166	5,343
WR Berkley Corp.	1,557	45,806
WSFS Financial Corp.	177	9,773
XL Capital Ltd. - Class A	202	15,727
Yardville National Bancorp (b)	313	10,247
Zenith National Insurance Corp.	293	11,824
Zions Bancorp	137	10,212
Zurich Financial Services AG	114	33,218
		9,120,676
HEALTH CARE - 8.0%
Abbott Laboratories	1,246	63,160
Adams Respiratory Therapeutics Inc. (c)	220	8,142
Advanced Medical Optics Inc. (b) (c)	531	16,052
Aetna Inc.	417	20,045
Affymetrix Inc. (b) (c)	1,096	26,720
Air Methods Corp. (b) (c)	279	10,630
Akorn Inc. (b) (c)	1,248	8,461
Alexion Pharmaceuticals Inc. (b) (c)	229	13,319
Alfresa Holdings Corp.	100	6,840
Align Technology Inc. (b) (c)	558	14,564
Alkermes Inc. (c)	696	9,911
Allergan Inc.	212	12,324
Allscripts Healthcare Solutions Inc. (b) (c)	297	6,757
Alnylam Pharmaceuticals Inc. (b) (c)	364	8,776
Alpharma Inc. - Class A (b)	324	8,032
Altana AG	126	2,959
AMAG Pharmaceuticals Inc. (b)	131	7,033
Amedisys Inc. (c)	237	8,970
American Medical Systems Holdings Inc. (b) (c)	502	9,177
AMERIGROUP Corp. (c)	354	9,799
AmerisourceBergen Corp.	173	8,150
Amgen Inc. (c)	1,007	54,116
AMN Healthcare Services Inc. (c)	283	6,076
Amsurg Corp. (c)	339	8,522
Analogic Corp.	139	9,228
Applera Corp. - Applied Biosystems Group	213	6,650

Applera Corp. - Celera Genomics Group (b) (c)	558	6,707
Apria Healthcare Group Inc. (c)	687	18,013
Arena Pharmaceuticals Inc. (b) (c)	604	6,904
Ariad Pharmaceuticals Inc. (b) (c)	1,518	6,664
Array BioPharma Inc. (b) (c)	604	6,070
Arrow International Inc.	183	8,087
ArthroCare Corp. (b) (c)	195	9,871
Assisted Living Concepts Inc. (c)	639	5,751
Astellas Pharma Inc.	500	20,542
AstraZeneca Plc	1,280	66,154
Auxilium Pharmaceuticals Inc. (c)	531	9,277
Barr Laboratories Inc. (c)	156	7,990
Baxter International Inc.	595	31,297
Beckman Coulter Inc.	643	45,537
Becton Dickinson & Co.	157	11,989
Biogen Idec Inc. (c)	245	13,852
BioMarin Pharmaceutical Inc. (b) (c)	610	11,017
Bio-Rad Laboratories Inc. - Class A (c)	120	8,899
Boston Scientific Corp. (c)	939	12,348
Bradley Pharmaceuticals Inc. (c)	379	6,079
Bristol-Myers Squibb Co.	1,428	40,569
Bruker BioSciences Corp. (c)	752	5,888
Cambrex Corp.	343	4,685
Cardinal Health Inc.	296	19,456
Celgene Corp. (c)	370	22,407
Centene Corp. (c)	321	6,937
Cephalon Inc. (b) (c)	615	46,211
Cepheid Inc. (b) (c)	400	5,900
Cerner Corp. (b) (c)	617	32,621
Charles River Laboratories International Inc. (c)	589	30,145
Chemed Corp.	211	13,352
Chugai Pharmaceutical Co. Ltd.	400	6,939
Cie Generale d'Optique Essilor International SA (b)	164	10,004
Cigna Corp.	240	12,394
Community Health Systems Inc. (c)	886	34,465
Computer Programs & Systems Inc.	229	6,126
Conceptus Inc. (b) (c)	366	5,929
Conmed Corp. (c)	337	9,402
Corvel Corp. (c)	164	4,362
Covance Inc. (c)	644	45,447
Coventry Health Care Inc. (c)	156	8,706
Covidien Ltd. (c)	379	15,520
CR Bard Inc.	94	7,376
Cross Country Healthcare Inc. (c)	357	5,844
CSL Ltd.	151	11,314
Cubist Pharmaceuticals Inc. (b) (c)	431	9,939
CV Therapeutics Inc. (c)	559	5,540
Cyberonics Inc. (c)	378	5,292

Cytyc Corp. (c)	979	41,216
Daiichi Sankyo Co. Ltd.	700	19,342
Datascope Corp.	214	7,364
Dendreon Corp. (b) (c)	628	4,779
DENTSPLY International Inc.	1,524	55,611
Digene Corp. (b) (c)	163	9,984
Dionex Corp. (b) (c)	138	9,385
DJ Orthopedics Inc. (b) (c)	182	8,641
Eclipsys Corp. (b) (c)	379	8,236
Edwards Lifesciences Corp. (b) (c)	495	22,750
Eisai Co. Ltd.	100	4,219
Elan Corp. Plc (c)	550	10,138
Eli Lilly & Co.	716	38,728
Endo Pharmaceuticals Holdings Inc. (b) (c)	1,322	44,961
Enzo Biochem Inc. (c)	468	5,981
eResearch Technology Inc. (c)	285	2,736
Exelixis Inc. (c)	867	8,401
Express Scripts Inc. (c)	224	11,229
Forest Laboratories Inc. (c)	222	8,924
Fresenius Medical Care AG & Co. KGaA	177	8,341
Gen-Probe Inc. (c)	451	28,418
Gentiva Health Services Inc. (c)	409	8,168
Genzyme Corp. (c)	200	12,614
Geron Corp. (b) (c)	888	5,594
Getinge AB - Class B	348	7,669
Gilead Sciences Inc. (c)	819	30,491
GlaxoSmithKline Plc	4,605	116,545
GN Store Nord (c)	528	6,253
Greatbatch Inc. (b) (c)	290	8,999
Haemonetics Corp. (c)	206	10,181
Halozyme Therapeutics Inc. (c)	696	5,596
Health Management Associates Inc. (b)	2,643	21,303
Health Net Inc. (c)	1,053	52,166
HealthExtras Inc. (c)	228	6,117
HealthSouth Corp. (b) (c)	500	7,900
HealthSpring Inc. (c)	347	5,934
Healthways Inc. (b) (c)	241	10,532
Henry Schein Inc. (b) (c)	879	47,765
Hillenbrand Industries Inc.	619	39,022
Hologic Inc. (b) (c)	363	18,803
Hospira Inc. (c)	232	8,971
Human Genome Sciences Inc. (c)	895	6,945
Humana Inc. (c)	141	9,037
ICU Medical Inc. (c)	161	5,352
Idevus Pharmaceuticals Inc. (b) (c)	1,099	7,792
Illumina Inc. (b) (c)	478	21,782
Immucor Inc. (c)	461	14,365
IMS Health Inc.	284	7,989

Incyte Corp. (c)	1,336	7,108
Integra LifeSciences Holdings Corp. (c)	183	9,086
InterMune Inc. (b) (c)	254	5,423
Intuitive Surgical Inc. (c)	370	78,666
Invacare Corp.	318	6,535
inVentiv Health Inc. (c)	221	7,841
Inverness Medical Innovations Inc. (b) (c)	338	16,363
Invitrogen Corp. (b) (c)	425	30,515
Isis Pharmaceuticals Inc. (b) (c)	701	7,297
Johnson & Johnson	2,326	140,723
Kendle International Inc. (b) (c)	187	6,910
Kensey Nash Corp. (c)	245	5,980
Keryx Biopharmaceuticals Inc. (b) (c)	586	5,040
Kindred Healthcare Inc. (c)	533	14,274
King Pharmaceuticals Inc. (c)	333	5,664
KV Pharmaceutical Co. - Class A (c)	328	8,968
Kyphon Inc. (b) (c)	617	40,488
Laboratory Corp. of America Holdings (c)	106	7,828
LCA-Vision Inc.	227	8,061
LHC Group Inc. (b) (c)	274	6,636
LifeCell Corp. (b) (c)	323	9,913
LifePoint Hospitals Inc. (c)	530	15,662
Ligand Pharmaceuticals Inc. - Class B (b)	958	5,173
Lincare Holdings Inc. (c)	820	29,266
Luminex Corp. (b) (c)	614	7,331
Magellan Health Services Inc. (c)	263	10,999
MannKind Corp. (b) (c)	530	5,597
Manor Care Inc.	166	10,516
Martek Biosciences Corp. (c)	458	11,734
Matria Healthcare Inc. (b) (c)	271	7,000
McKesson Corp.	221	12,765
Medarex Inc. (c)	841	11,909
Medco Health Solutions Inc. (c)	222	18,042
Mediceo Paltac Holdings Co. Ltd.	400	5,883
Medicines Co. (b) (c)	331	5,266
Medics Pharmaceutical Corp. (b)	858	24,479
Medivation Inc. (c)	323	5,300
Medtronic Inc.	1,015	51,430
Mentor Corp. (b)	258	10,152
Merck & Co. Inc.	1,747	86,739
Merck KGaA	75	9,358
Meridian Bioscience Inc.	289	6,453
Merit Medical Systems Inc. (b) (c)	492	5,505
MGI Pharma Inc. (c)	553	13,842
Millennium Pharmaceuticals Inc. (c)	3,308	33,378
Molina Healthcare Inc. (c)	240	7,534
Momenta Pharmaceuticals Inc. (b) (c)	496	4,821
Mylan Laboratories Inc.	384	6,156

Myriad Genetics Inc. (b) (c)	258	9,644
Nabi Biopharmaceuticals (b) (c)	1,150	4,899
Nektar Therapeutics (c)	632	4,822
Neurocrine Biosciences Inc. (b) (c)	749	7,617
Nobel Biocare Holding AG	26	7,819
Novartis AG	1,865	100,598
Noven Pharmaceuticals Inc. (b) (c)	306	5,435
Novo-Nordisk A/S - Class B	176	18,466
NuVasive Inc. (b) (c)	338	9,694
Omnicare Inc. (b)	1,261	41,815
Omnicell Inc. (b) (c)	419	10,006
OMRIX Biopharmaceuticals Inc. (c)	207	5,937
Onyx Pharmaceuticals Inc. (b) (c)	487	13,543
Option Care Inc. (b)	547	10,606
OSI Pharmaceuticals Inc. (c)	396	12,767
Owens & Minor Inc.	284	10,920
Palomar Medical Technologies Inc. (c)	154	4,917
Par Pharmaceutical Cos. Inc. (c)	733	17,365
Parexel International Corp. (c)	269	10,876
Patterson Cos. Inc. (c)	184	6,600
PDL BioPharma Inc. (b) (c)	1,007	23,654
Perrigo Co. (b)	1,181	22,026
Pfizer Inc.	5,695	133,889
Pharmaceutical Product Development Inc.	1,067	35,745
PharmaNet Development Group Inc. (c)	353	9,884
Pharmion Corp. (b) (c)	303	7,381
Phase Forward Inc. (c)	397	6,824
Phonak Holding AG	72	6,911
PolyMedica Corp.	193	7,795
Pozen Inc. (b) (c)	459	7,642
PRA International Inc. (b) (c)	309	8,939
Progenics Pharmaceuticals Inc. (b) (c)	303	6,457
Protalix BioTherapeutics Inc. (b) (c)	231	3,109
PSS World Medical Inc. (b) (c)	457	7,874
Psychiatric Solutions Inc. (c)	1,035	35,283
Quest Diagnostics Inc. (b)	147	8,154
Quidel Corp. (b) (c)	573	8,526
Regeneron Pharmaceuticals Inc. (c)	389	5,792
Res-Care Inc. (c)	319	6,198
Resmed Inc. (b) (c)	815	35,029
Rigel Pharmaceuticals Inc. (b) (c)	657	5,230
Roche Holding AG	562	99,534
Salix Pharmaceuticals Ltd. (c)	641	7,064
Sanofi-Aventis (b)	842	70,528
Santen Pharmaceutical Co. Ltd.	300	7,078
Savient Pharmaceuticals Inc. (b) (c)	696	8,241
Schering-Plough Corp.	1,290	36,817
Sciele Pharma Inc. (b) (c)	325	7,537
Sepracor Inc. (b) (c)	954	26,836
Sirona Dental Systems Inc. (b) (c)	203	7,178
Smith & Nephew Plc	783	9,319
Sonic Healthcare Ltd. (b)	665	8,638
SonoSite Inc. (c)	192	5,434
St. Jude Medical Inc. (c)	308	13,287
STERIS Corp.	1,038	28,389
Stryker Corp.	195	12,174
Sun Healthcare Group Inc. (b) (c)	444	6,003
Sunrise Senior Living Inc. (b) (c)	343	13,638
SurModics Inc. (b) (c)	133	6,101
Suzuken Co. Ltd.	200	6,225
Symbion Inc. (b) (c)	421	9,064
Symmetry Medical Inc. (c)	424	6,330
Synthes Inc.	57	6,647
Takeda Pharmaceutical Co. Ltd.	600	39,085
Tanabe Seiyaku Co. Ltd.	1,000	11,713
Tanox Inc. (c)	392	7,644
Techne Corp. (c)	346	19,466
Terumo Corp.	200	8,501
Thermo Electron Corp. (c)	248	12,948
Thoratec Corp. (b) (c)	444	8,618
Trizetto Group (b) (c)	425	6,813
UCB SA	114	6,404
United Therapeutics Corp. (b) (c)	172	11,930
UnitedHealth Group Inc.	1,078	52,208
Universal Health Services Inc.	488	25,591
Valeant Pharmaceutical International	1,462	22,939
Varian Inc. (c)	500	30,070
Varian Medical Systems Inc. (c)	228	9,302
VCA Antech Inc. (c)	760	29,898
Ventana Medical Systems Inc. (c)	481	40,087
Vertex Pharmaceuticals Inc. (c)	1,315	42,475
ViroPharma Inc. (b) (c)	533	6,849
Vital Images Inc. (b) (c)	224	4,366
Vital Signs Inc.	121	6,293
Volcano Corp. (c)	334	5,765
WellCare Health Plans Inc. (c)	313	31,694
WellPoint Inc. (c)	490	36,809
West Pharmaceutical Services Inc.	185	8,562
William Demant Holding AS (c)	96	9,513
Wright Medical Group Inc. (c)	335	8,110
Wyeth	981	47,597
XenoPort Inc. (c)	168	7,171
Zimmer Holdings Inc. (c)	168	13,063
Zoll Medical Corp. (c)	268	7,197
ZymoGenetics Inc. (b) (c)	501	5,791
		4,518,331

INDUSTRIALS - 10.7%
3M Corp.	577	51,307
AAR Corp. (c)	267	7,965
ABB Ltd.	1,593	38,310
ABM Industries Inc.	475	11,951
ABX Air Inc. (b) (c)	1,126	8,186
Acciona SA (b)	42	10,775
ACCO Brands Corp. (b) (c)	346	7,155
ACS Actividades Construccion Y Servicios SA	138	8,175
Actuant Corp. - Class A (b)	237	14,452
Acuity Brands Inc.	277	16,371
Adecco SA	114	7,929
Administaff Inc.	182	5,951
Advisory Board Co. (c)	164	8,444
AECOM Technology Corp. (c)	292	7,577
AGCO Corp. (c)	793	30,475
AirTran Holdings Inc. (b) (c)	1,497	14,730
Aker Kvaerner ASA	310	7,920
Alaska Air Group Inc. (c)	673	15,701
Albany International Corp. (b)	220	8,246
Alexander & Baldwin Inc.	513	27,815
Alfa Laval AB	173	10,865
Alliant Techsystems Inc. (b) (c)	317	31,418
Alstom RGPT	86	15,464
AMERCO Inc. (b) (c)	90	5,747
American Commercial Lines Inc. (b) (c)	432	9,569
American Reprographics Co. (b) (c)	234	5,831
American Science & Engineering Inc. (c)	131	7,260
American Standard Cos. Inc.	208	11,242
American Superconductor Corp. (b) (c)	312	5,956
Ameron International Corp.	102	9,979
Ametek Inc.	984	38,396
AO Smith Corp.	208	10,098
AP Moller - Maersk Group	1	13,188
Apogee Enterprises Inc.	242	6,234
Applied Industrial Tech Inc.	309	8,773
Arkansas Best Corp.	217	7,819
Asahi Glass Co. Ltd.	1,000	13,389
Asciano Group (b) (c)	597	4,844
Astec Industries Inc. (c)	222	11,582
ASV Inc. (b) (c)	479	6,989
Atlantia SpA	247	8,331
Atlas Air Worldwide Holdings Inc. (b) (c)	175	9,487
Atlas Copco AB - Class A	544	9,361
Avery Dennison Corp.	115	7,054
Avis Budget Group Inc. (c)	923	23,693
BAE Systems Plc	2,503	21,219
Baldor Electric Co. (b)	407	18,575

Barnes Group Inc. (b)	405	12,636
BE Aerospace Inc. (c)	83	3,366
Beacon Roofing Supply Inc. (b) (c)	414	6,193
Belden CDT Inc.	339	18,570
Blount International Inc. (b) (c)	580	6,595
Boeing Co.	667	68,988
Brady Corp. - Class A	349	12,212
Brambles Ltd. (c)	1,322	12,377
Briggs & Stratton Corp. (b)	398	11,287
Brink's Co.	432	26,417
British Airways Plc (c)	756	6,031
Bucyrus International Inc. - Class A	234	14,873
Bunzl Plc	634	8,362
Burlington Northern Santa Fe Corp.	288	23,656
Capita Group Plc	657	9,520
Carlisle Cos. Inc.	572	25,900
Cascade Corp. (b)	147	9,965
Caterpillar Inc.	535	42,158
Cathay Pacific Airways Ltd.	4,000	10,423
Celadon Group Inc. (b) (c)	466	7,018
Central Japan Railway Co.	1	10,341
Cenveo Inc. (c)	374	7,858
Ceradyne Inc. (c)	196	14,627
CH Robinson Worldwide Inc.	165	8,027
Charter Plc (c)	440	10,213
ChoicePoint Inc. (c)	783	30,333
Cie de Saint-Gobain (b)	264	29,135
Clarcor Inc.	533	18,543
Clean Harbors Inc. (c)	161	7,733
Cobham Plc	2,058	7,919
Columbus Mckinnon Corp. (c)	204	5,233
Comfort Systems USA Inc.	617	7,984
Commercial Vehicle Group Inc. (c)	371	5,380
COMSYS IT Partners Inc. (b) (c)	386	7,010
Consolidated Graphics Inc. (c)	132	8,700
Con-Way Inc.	466	23,016
Cooper Industries Ltd. - Class A	159	8,414
Copart Inc. (c)	635	17,869
Corporate Executive Board Co.	365	24,608
CoStar Group Inc. (c)	146	7,446
CRA International Inc. (b) (c)	149	7,106
Crane Co.	522	23,939
CSX Corp.	332	15,740
Cubic Corp.	209	5,754
Cummins Inc.	90	10,683
Curtiss-Wright Corp.	326	14,204

Dai Nippon Printing Co. Ltd.	1,000	14,673
Daikin Industries Ltd.	300	11,721
Danaher Corp. (b)	195	14,563
Davis Service Group Plc	791	9,340
Deere & Co.	184	22,157
Deluxe Corp.	929	35,079
Deutsche Post AG	638	18,642
Dollar Thrifty Automotive Group Inc. (c)	196	7,236
Donaldson Co. Inc.	733	26,674
Dover Corp.	177	9,027
DRS Technologies Inc.	378	19,792
DSV A/S (b)	430	9,634
Dun & Bradstreet Corp.	574	56,114
Dynamic Materials Corp.	88	3,702
DynCorp International Inc. (c)	320	6,819
Eagle Bulk Shipping Inc.	303	7,975
East Japan Railway Co.	3	22,251
Eaton Corp.	169	16,423
EDO Corp.	205	6,775
EGL Inc. (c)	262	12,359
EMCOR Group Inc. (c)	540	19,386
Emerson Electric Co.	913	42,975
Encore Wire Corp.	354	10,815
Energy Conversion Devices Inc. (b) (c)	502	14,985
EnerSys (c)	488	8,833
Ennis Inc.	319	6,437
EnPro Industries Inc. (c)	235	9,254
Equifax Inc.	96	3,884
ESCO Technologies Inc. (b) (c)	240	8,705
Esterline Technologies Corp. (c)	226	10,462
European Aeronautic Defence & Space Co. NV	298	8,935
Evergreen Solar Inc. (b) (c)	1,030	8,580
Expeditors International Washington Inc.	1,898	84,803
Experian Group Ltd.	874	10,034
Fanuc Ltd.	200	21,649
Fastenal Co.	1,115	50,253
Federal Signal Corp.	637	8,568
FedEx Corp.	238	26,356
Finmeccanica SpA	258	7,744
First Solar Inc. (c)	39	4,390
Flowserve Corp.	517	37,364
Fluor Corp.	96	11,089
Fomento de Construcciones y Contratas SA	77	6,931
Force Protection Inc. (b) (c)	597	9,373
Forward Air Corp.	260	8,858
Franklin Electric Co. Inc.	254	11,831

FreightCar America Inc.	138	6,523
FTI Consulting Inc. (b) (c)	309	12,678
Fuel Tech Inc. (b) (c)	196	5,482
FuelCell Energy Inc. (b) (c)	839	6,175
G&K Services Inc. - Class A	201	7,489
Gamesa Corp. Tecnologica SA	284	11,386
GATX Corp.	444	20,140
Genco Shipping & Trading Ltd. (b)	154	8,675
GenCorp Inc. (c)	504	5,957
General Cable Corp. (b) (c)	56	4,452
General Dynamics Corp.	306	24,039
General Electric Corp.	8,427	326,631
Genesee & Wyoming Inc. - Class A (c)	299	7,669
Genlyte Group Inc. (c)	192	13,357
Geo Group Inc. (b) (c)	416	11,507
Global Cash Access Inc. (c)	421	5,751
Goodman Global Inc. (c)	273	6,585
Goodrich Corp.	171	10,758
Gorman-Rupp Co. (b)	236	6,771
Graco Inc.	679	27,866
GrafTech International Ltd. (c)	721	11,168
Granite Construction Inc.	621	40,359
Griffon Corp. (b) (c)	306	5,376
Group 4 Securicor Plc	2,120	9,246
Grupo Ferrovial SA (b)	80	7,132
Harsco Corp.	822	43,287
Hays Plc	2,503	8,106
Healthcare Services Group Inc.	269	7,457
Heartland Express Inc.	528	7,872
Heico Corp. (b)	201	8,072
Heidrick & Struggles International Inc. (c)	154	8,276
Herman Miller Inc.	1,071	32,698
Hexcel Corp. (b) (c)	674	14,653
HNI Corp. (b)	494	20,170
Honeywell International Inc.	641	36,864
Horizon Lines Inc. - Class A	244	7,042
HUB Group Inc. - Class A (c)	291	9,900
Hubbell Inc. - Class B (b)	541	31,189
Hudson Highland Group Inc. (c)	468	7,722
Huron Consulting Group Inc. (c)	150	10,190
Hutchison Whampoa Ltd.	2,000	21,260
IHS Inc. (c)	198	9,389
II-VI Inc. (c)	250	6,208
IKON Office Solutions Inc.	769	10,658
Illinois Tool Works Inc.	419	23,066
IMI Plc	802	9,439

InfraSource Services Inc. (b) (c)	222	7,686
Ingersoll-Rand Co. Ltd. - Class A	255	12,832
Insituform Technologies Inc. - Class A (c)	311	5,138
Insteel Industries Inc.	438	8,484
InterLine Brands Inc. (c)	347	7,971
Intertek Group Plc	478	9,484
Invensys Plc (c)	1,448	10,950
Itochu Corp.	1,000	12,545
ITT Corp.	253	15,909
Jacobs Engineering Group Inc. (c)	1,106	68,163
JB Hunt Transport Services Inc.	955	26,673
JetBlue Airways Corp. (b) (c)	2,820	27,777
Joy Global Inc. (b)	1,049	51,915
Kajima Corp. (b)	2,000	8,180
Kaman Corp. - Class A	348	11,655
Kawasaki Kisen Kaisha Ltd.	1,000	13,688
Kaydon Corp.	276	14,686
KBR Inc. (c)	1,579	50,670
Keisei Electric Railway Co. Ltd.	1,000	5,115
Kelly Services Inc. - Class A	455	11,307
Kenexa Corp. (c)	235	8,408
Kennametal Inc.	418	32,044
Kforce Inc. (c)	420	6,086
Kingspan Group Plc	295	7,064
Kintetsu Corp.	3,000	8,881
Knight Transportation Inc. (b)	468	8,256
Knoll Inc.	355	7,033
Komatsu Ltd.	1,000	31,561
Korn/Ferry International (c)	675	15,950
Kubota Corp.	1,000	8,304
Kuehne & Nagel International AG	107	10,467
L-3 Communications Holdings Inc.	113	11,024
Labor Ready Inc. (c)	432	10,178
Ladish Co. Inc. (c)	210	10,183
Layne Christensen Co. (c)	169	7,634
Lincoln Electric Holdings Inc.	401	28,868
Lindsay Manufacturing Co.	239	9,718
Lockheed Martin Corp.	258	25,408
M&F Worldwide Corp. (c)	88	5,134
Macquarie Infrastructure Group (b)	3,650	10,078
MAN AG	103	14,882
Manpower Inc.	742	58,655
Marubeni Corp.	2,000	19,177
Masco Corp.	435	11,836
McGrath RentCorp	183	5,475
Meitec Corp. (b)	300	8,586

Metso Oyj	155	9,811
Middleby Corp. (c)	150	9,302
Mine Safety Appliances Co. (b)	510	23,282
Mitsubishi Corp.	1,200	35,437
Mitsubishi Electric Corp.	2,000	21,266
Mitsubishi Heavy Industries Ltd.	4,000	28,102
Mitsubishi Logistics Corp.	1,000	14,733
Mitsui & Co. Ltd.	1,000	23,501
Mitsui OSK Lines Ltd.	1,000	15,612
Mobile Mini Inc. (b) (c)	290	8,285
Mondi Ltd.	1	5
Mondi Plc	272	2,381
Monster Worldwide Inc. (c)	167	6,495
Moog Inc. - Class A (c)	280	11,990
MSC Industrial Direct Co. - Class A	487	24,491
MTR Corp.	6,000	14,986
Mueller Industries Inc.	300	11,064
Mueller Water Products Inc. (b)	1,011	14,194
NACCO Industries Inc. - Class A	46	6,050
National Express Group Plc	353	8,141
Navigant Consulting Inc. (c)	810	12,758
NCI Building Systems Inc. (c)	162	7,834
Nippon Express Co. Ltd.	1,000	5,418
Nippon Yusen KK	1,000	10,082
Nordic American Tanker Shipping Ltd. (b)	196	7,781
Nordson Corp. (b)	538	24,619
Norfolk Southern Corp.	318	17,102
Northrop Grumman Corp.	277	21,080
Obayashi Corp.	1,000	5,296
Okumura Corp. (b)	2,000	10,664
Old Dominion Freight Line Inc. (c)	324	9,351
On Assignment Inc. (c)	664	6,660
Orbital Sciences Corp. (c)	423	8,963
Orkla ASA (b)	965	18,139
Oshkosh Truck Corp.	690	39,503
Paccar Inc.	214	17,509
Pacer International Inc.	311	6,845
Parker Hannifin Corp.	137	13,519
Pentair Inc.	956	34,607
Perini Corp. (c)	253	15,537
PHH Corp. (c)	412	12,006
Pitney Bowes Inc.	370	17,057
Power-One Inc. (b) (c)	1,071	4,241
Precision Castparts Corp.	133	18,229
Quanta Services Inc. (c)	1,228	34,912
Raven Industries Inc.	186	6,328

Raytheon Co.	337	18,656
RBC Bearings Inc. (c)	272	10,393
Regal-Beloit Corp.	246	12,477
Rentokil Initial Plc	2,544	7,964
Republic Airways Holdings Inc. (c)	265	5,112
Republic Services Inc. - Class A	1,572	50,225
Resources Connection Inc. (c)	366	11,884
Robbins & Myers Inc.	170	8,964
Robert Half International Inc.	187	6,356
Rockwell Automation Inc.	144	10,079
Rockwell Collins Inc.	143	9,824
Rollins Inc.	569	13,542
Rolls-Royce Group Plc (c)	1,498	15,371
Roper Industries Inc.	776	46,544
RR Donnelley & Sons Co.	224	9,466
Sacyr Vallehermoso SA (b)	131	5,958
SAIC Inc. (c)	643	10,777
Sandvik AB (b)	1,286	25,853
Sanwa Shutter Corp.	1,000	5,938
Scania AB	348	8,293
Schneider Electric SA (virt-x) (b)	239	31,890
School Specialty Inc. (b) (c)	208	7,164
Sequa Corp. - Class A (c)	105	17,336
SGS SA	7	8,442
Shimizu Corp. (b)	2,000	11,918
Siemens AG	676	85,559
Simpson Manufacturing Co. Inc. (b)	359	12,145
Singapore Airlines Ltd.	1,000	12,636
Skanska AB	328	7,006
SKF AB - Class B	722	15,047
SkyWest Inc.	514	11,467
SMC Corp.	100	13,242
Smiths Group Plc	538	11,323
Societe BIC SA	112	8,087
Sojitz Corp.	1,500	7,490
Southwest Airlines Co.	782	12,246
Spherion Corp. (c)	746	6,587
SPX Corp.	517	48,531
Standard Parking Corp. (c)	203	6,425
Standex International Corp.	400	9,480
Stericycle Inc. (c)	820	39,311
Sulzer AG	7	9,243
Sumitomo Corp.	1,000	19,367
Sumitomo Electric Industries Ltd.	1,100	17,939
Sumitomo Heavy Industries Ltd.	1,000	12,238
Taisei Corp. (b)	3,000	10,591

Taser International Inc. (b) (c)	451	6,887
Teledyne Technologies Inc. (c)	260	11,536
Teleflex Inc.	387	29,578
TeleTech Holdings Inc. (c)	327	9,591
Tennant Co.	343	13,223
Terex Corp. (c)	121	10,436
Tetra Tech Inc. (b) (c)	433	9,106
Textron Inc.	108	12,192
Thomas & Betts Corp. (c)	515	31,827
Timken Co.	887	29,626
Titan International Inc. (b)	175	5,170
TNT NV	362	15,535
Toll Holdings Ltd. (b)	597	7,143
Tomkins Plc	1,622	7,710
Toppan Printing Co. Ltd.	1,000	10,834
Transurban Group	1,299	7,878
Travis Perkins Plc	201	7,646
Tredegar Corp.	345	6,334
Trinity Industries Inc.	717	27,411
Triumph Group Inc.	149	11,355
Tyco Electronics Ltd.	379	13,576
Tyco International Ltd.	379	17,923
UAP Holding Corp.	359	9,754
Union Pacific Corp.	216	25,734
United Industrial Corp. (b)	154	9,727
United Parcel Service Inc. - Class B	841	63,681
United Rentals Inc. (b) (c)	575	18,481
United Stationers Inc. (c)	230	14,660
United Technologies Corp.	773	56,406
Vallourec	30	7,760
Valmont Industries Inc.	141	10,658
Vedior NV	221	5,723
Vestas Wind Systems A/S (c)	185	12,263
Viad Corp.	192	6,902
Vinci SA	266	19,054
Volt Information Sciences Inc. (c)	232	3,615
Wabtec Corp.	390	15,928
Walter Industries Inc. (b)	300	7,500
Washington Group International Inc. (c)	191	15,341
Waste Connections Inc. (c)	514	15,934
Waste Management Inc.	445	16,922
Watsco Inc.	218	10,879
Watson Wyatt Worldwide Inc.	295	13,141
Watts Water Technologies Inc. (b)	250	8,727
Werner Enterprises Inc. (b)	918	17,845
Wesfarmers Ltd. (b)	616	20,343

Williams Scotsman International Inc. (b) (c)	398	10,805
Wolseley Plc	601	13,104
Woodward Governor Co.	264	15,245
WW Grainger Inc.	112	9,783
Yamato Transport Co. Ltd.	1,000	14,884
YRC Worldwide Inc. (b) (c)	530	17,023
Zodiac SA	116	8,225
		6,018,136
INFORMATION TECHNOLOGY - 10.6%
3Com Corp. (b) (c)	6,313	25,252
Acacia Research Corp. (c)	583	7,497
ACI Worldwide Inc.	609	18,593
Actel Corp. (c)	430	5,074
Activision Inc. (c)	2,564	43,870
Acxiom Corp.	628	15,800
Adaptec Inc. (c)	1,674	5,859
ADC Telecommunications Inc. (c)	680	12,709
Adobe Systems Inc. (c)	445	17,929
ADTRAN Inc.	1,060	27,655
Advanced Energy Industries Inc. (c)	413	7,314
Advanced Micro Devices Inc. (b) (c)	1,039	14,068
Advantest Corp.	200	7,737
Advent Software Inc. (b) (c)	333	12,664
Aeroflex Inc. (c)	666	9,344
Affiliated Computer Services Inc. - Class A (c)	119	6,386
Agilent Technologies Inc. (c)	330	12,590
Agilysis Inc.	466	8,952
Alcatel SA	1,777	20,734
Alliance Data Systems Corp. (c)	660	50,688
Altera Corp.	396	9,187
AMIS Holdings Inc. (c)	738	7,609
Amkor Technology Inc. (c)	835	10,321
Amphenol Corp. - Class A	1,508	51,664
Anadigics Inc. (b) (c)	744	10,810
Analog Devices Inc.	330	11,699
Anaren Inc. (c)	439	7,568
Andrew Corp. (c)	2,572	36,162
Anixter International Inc. (c)	238	19,671
Ansoft Corp. (c)	244	6,171
Ansys Inc. (c)	512	13,332
Apple Inc. (c)	705	92,891
Applied Materials Inc.	1,109	24,442
Applied Micro Circuits Corp. (b) (c)	2,191	6,398
aQuantive Inc. (b) (c)	69	4,564
Ariba Inc. (c)	1,008	8,417
Arris Group Inc. (c)	763	11,308

Arrow Electronics Inc. (c)	1,112	42,501
ASML Holding NV (c)	439	12,931
Aspen Technology Inc. (b) (c)	708	8,779
Atheros Communications Inc. (b) (c)	366	10,204
Atmel Corp. (c)	5,233	28,206
ATMI Inc. (c)	277	8,027
Authorize.Net Holdings Inc. (c)	370	6,412
Autodesk Inc. (c)	195	8,262
Automatic Data Processing Inc.	466	21,632
Avaya Inc. (c)	558	9,229
Avid Technology Inc. (b) (c)	323	10,368
Avnet Inc. (c)	1,303	49,358
Avocent Corp. (b) (c)	813	22,236
Axcelis Technologies Inc. (b) (c)	1,338	7,426
Bankrate Inc. (c)	206	9,239
BearingPoint Inc. (b) (c)	1,390	9,063
Benchmark Electronics Inc. (c)	471	10,456
BISYS Group Inc. (c)	2,028	24,275
Black Box Corp.	186	7,487
Blackbaud Inc.	314	6,575
Blackboard Inc. (b) (c)	260	11,500
Blue Coat Systems Inc. (b) (c)	138	6,725
BMC Software Inc. (c)	229	6,577
Borland Software Corp. (b) (c)	1,434	7,615
Brightpoint Inc. (c)	580	7,615
Broadcom Corp. - Class A (c)	624	20,473
Brocade Communications Systems Inc. (c)	688	4,844
Brooks Automation Inc. (c)	555	9,751
Business Objects SA (b) (c)	199	8,966
CA Inc.	384	9,631
Cabot Microelectronics Corp. (c)	230	9,805
CACI International Inc. - Class A (b) (c)	233	10,355
Cadence Design Systems Inc. (c)	2,503	53,564
Canon Inc.	800	42,283
Cap Gemini SA	124	8,150
C-COR Inc. (c)	700	9,415
CDW Corp. (c)	540	45,452
Ceridian Corp. (c)	1,299	44,036
CheckFree Corp. (b) (c)	787	28,993
Checkpoint Systems Inc. (c)	327	7,544
Chordiant Software Inc. (c)	443	6,335
Cirrus Logic Inc. (c)	1,134	8,256
Cisco Systems Inc. (c)	5,100	147,441
Citrix Systems Inc. (c)	288	10,417
CMGI Inc. (b) (c)	3,822	6,039
CNET Networks Inc. (b) (c)	1,148	8,644

Cogent Inc. (c)	708	9,423
Cognex Corp.	411	8,643
Cognizant Technology Solutions Corp. (c)	104	8,422
Coherent Inc. (c)	257	7,440
Cohu Inc.	387	7,736
Color Kinetics Inc. (b) (c)	207	6,970
CommScope Inc. (c)	694	37,774
CommVault Systems Inc. (c)	380	6,452
Computer Sciences Corp. (c)	151	8,408
Comtech Group Inc. (c)	429	6,100
Comtech Telecommunications Corp. (b) (c)	205	8,911
Concur Technologies Inc. (c)	274	6,538
Conexant Systems Inc. (b) (c)	3,824	5,009
Corning Inc. (c)	1,190	28,370
Credence Systems Corp. (c)	1,500	5,325
Cree Inc. (b) (c)	698	17,883
CSG Systems International Inc. (c)	770	19,265
CTS Corp.	497	6,332
Cymer Inc. (c)	268	11,457
Cypress Semiconductor Corp. (c)	1,698	42,552
Daktronics Inc. (b)	261	5,549
Dassault Systemes SA	147	8,812
DealerTrack Holdings Inc. (b) (c)	243	8,763
Dell Inc. (c)	1,900	53,143
Diebold Inc.	596	30,199
Digital River Inc. (b) (c)	746	33,577
Diodes Inc. (c)	330	8,768
DST Systems Inc. (b) (c)	529	40,135
Dycom Industries Inc. (c)	784	21,913
Earthlink Inc. (c)	1,099	7,638
eBay Inc. (c)	920	29,808
eFunds Corp. (c)	346	12,370
Electro Scientific Industries Inc. (b) (c)	387	8,495
Electronic Arts Inc. (c)	252	12,257
Electronic Data Systems Corp.	424	11,444
Electronics for Imaging Inc. (c)	453	11,896
Elpida Memory Inc. (b) (c)	100	4,416
EMC Corp. (c)	1,701	31,486
Emulex Corp. (c)	613	12,137
Entegris Inc. (b) (c)	1,035	11,157
Epicor Software Corp. (b) (c)	577	7,536
Equinix Inc. (b) (c)	274	23,813
Euronet Worldwide Inc. (c)	263	6,683
Exar Corp. (c)	600	8,478
Extreme Networks (b) (c)	1,862	7,560
F5 Networks Inc. (c)	436	37,797

Fair Isaac Corp. (b)	557	21,868
Fairchild Semiconductor International Inc. (c)	1,108	20,221
FEI Co. (b) (c)	296	8,489
Fidelity National Information Services Inc.	143	7,097
Finisar Corp. (b) (c)	2,415	8,766
First Data Corp.	682	21,681
Fiserv Inc. (c)	149	7,364
FLIR Systems Inc. (c)	471	20,559
FormFactor Inc. (c)	325	12,477
Foundry Networks Inc. (c)	1,051	18,487
Foxconn International Holdings Ltd. (c)	2,000	5,726
Fujitsu Ltd.	2,000	13,201
Gartner Inc. - Class A (c)	917	19,193
Gateway Inc. (b) (c)	3,881	5,511
Genesis Microchip Inc. (b) (c)	769	6,636
Gevity HR Inc. (b)	329	4,945
Global Payments Inc.	634	23,712
Google Inc. - Class A (c)	176	89,760
Harmonic Inc. (c)	1,073	9,518
Harris Corp.	1,321	72,496
Heartland Payment Systems Inc. (b)	237	7,354
Hewlett-Packard Co.	2,115	97,353
Hitachi Ltd.	4,000	28,768
Hittite Microwave Corp. (b) (c)	159	6,395
Hoya Corp.	400	12,649
Ibiden Co. Ltd.	100	7,332
Imation Corp. (b)	576	18,017
Infineon Technologies AG (c)	621	10,228
Infocrossing Inc. (b) (c)	479	8,440
Informatica Corp. (c)	639	8,908
InfoSpace Inc. (b)	380	7,912
Ingram Micro Inc. - Class A (c)	1,246	24,982
Insight Enterprises Inc. (c)	413	9,317
Integrated Device Technology Inc. (c)	1,738	28,277
Intel Corp.	4,443	104,944
Intermec Inc. (b) (c)	378	9,688
Internap Network Services Corp. (b) (c)	393	5,793
International Business Machines Corp. (b)	1,159	128,243
International Rectifier Corp. (b) (c)	637	23,384
Internet Capital Group Inc. (c)	765	8,736
Intersil Corp.	1,254	36,680
Interwoven Inc. (c)	532	7,368
Intevac Inc. (c)	301	4,891
Intuit Inc. (c)	299	8,563
Ipass Inc. (b) (c)	1,327	6,303
Itron Inc. (b) (c)	187	14,853

Ixia (c)	813	7,610
j2 Global Communications Inc. (c)	359	11,718
Jabil Circuit Inc.	318	7,165
Jack Henry & Associates Inc.	1,299	31,202
JDA Software Group Inc. (c)	187	4,228
Juniper Networks Inc. (c)	441	13,212
Kemet Corp. (c)	1,096	7,716
KLA-Tencor Corp.	185	10,506
Knot Inc. (b) (c)	297	5,391
Komag Inc. (c)	223	7,138
Konica Minolta Holdings Inc.	500	7,392
Kulicke & Soffa Industries Inc. (b) (c)	929	8,695
Kyocera Corp.	200	19,440
L-1 Identity Solutions Inc. (b) (c)	516	8,844
Lam Research Corp. (c)	1,245	72,011
Lattice Semiconductor Corp. (b) (c)	1,532	7,246
Lawson Software Inc. (b) (c)	1,055	10,054
Linear Technology Corp.	328	11,693
Littelfuse Inc. (c)	186	6,062
LogicaCMG Plc	2,230	6,948
LoopNet Inc. (c)	283	5,852
Loral Space & Communications Inc. (c)	139	5,753
LSI Logic Corp. (b) (c)	881	6,343
LTX Corp. (c)	1,518	6,968
Macrovision Corp. (c)	807	19,190
Magma Design Automation Inc. (c)	487	7,212
Manhattan Associates Inc. (c)	259	7,218
Mantech International Corp. - Class A (c)	212	6,924
Marchex Inc. - Class B (b)	583	7,859
MasTec Inc. (c)	440	6,015
Mattson Technology Inc. (c)	837	8,337
Maxim Integrated Products Inc.	310	9,827
MAXIMUS Inc.	159	6,645
McAfee Inc. (c)	1,602	57,448
MEMC Electronic Materials Inc. (c)	253	15,514
Mentor Graphics Corp. (b) (c)	1,279	15,361
Mercury Computer Systems Inc. (b) (c)	584	6,383
Micrel Inc.	836	8,653
Microchip Technology Inc.	2,092	75,961
Micron Technology Inc. (b) (c)	622	7,383
Micros Systems Inc. (c)	296	15,771
Microsemi Corp. (b) (c)	526	12,261
Microsoft Corp.	6,918	200,553
MicroStrategy Inc. - Class A (c)	68	4,971
MKS Instruments Inc. (c)	345	7,832
Molex Inc.	247	7,000

MoneyGram International Inc.	768	19,653
Motorola Inc.	1,865	31,686
MPS Group Inc. (c)	1,652	22,021
MSC Software Corp. (c)	504	6,542
MTS Systems Corp.	129	5,386
Murata Manufacturing Co. Ltd.	200	14,943
National Instruments Corp.	530	17,146
National Semiconductor Corp.	344	8,941
NCR Corp. (c)	182	9,504
NEC Corp.	2,000	9,781
Net 1 UEPS Technologies Inc. (b) (c)	369	8,424
NetGear Inc. (b) (c)	297	8,215
NetLogic Microsystems Inc. (b) (c)	211	6,431
Network Appliance Inc. (c)	283	8,020
Newport Corp. (b) (c)	518	6,770
Nidec Corp.	100	6,620
Nintendo Co. Ltd.	100	48,213
Nokia Oyj	3,355	95,841
Nomura Research Institute Ltd.	500	15,839
Novatel Wireless Inc. (c)	437	9,409
Nuance Communications Inc. (b) (c)	879	14,486
Nvidia Corp. (c)	259	11,852
OBIC Co. Ltd. (b)	40	7,888
Omnivision Technologies Inc. (b) (c)	571	9,804
Omron Corp.	300	7,951
ON Semiconductor Corp. (b) (c)	1,763	20,839
Openwave Systems Inc.	845	4,445
Opsware Inc. (c)	884	12,464
Oracle Corp. (c)	3,345	63,956
Packeteer Inc. (b) (c)	574	3,949
Palm Inc. (b) (c)	2,007	29,944
Parametric Technology Corp. (c)	1,784	31,452
Park Electrochemical Corp.	366	10,852
Paychex Inc.	303	12,538
Perficient Inc. (b) (c)	475	9,391
Perot Systems Corp. (c)	684	10,410
Photronics Inc. (b) (c)	477	6,688
Plantronics Inc.	800	22,416
Plexus Corp. (c)	337	8,172
PLX Technology Inc. (c)	208	2,296
PMC-Sierra Inc. (b) (c)	1,279	9,746
Polycom Inc. (c)	1,590	49,242
Powerwave Technologies Inc. (b) (c)	2,153	14,081
Progress Software Corp. (c)	324	9,801
QUALCOMM Inc.	1,440	59,976
Quality Systems Inc.	178	6,896

Quantum Corp. (c)	3,362	9,514
Quest Software Inc. (c)	532	7,874
Rackable Systems Inc. (b) (c)	680	8,228
Radiant Systems Inc. (c)	747	10,383
Radisys Corp. (c)	468	5,494
RealNetworks Inc. (c)	753	5,361
Renewable Energy Corp. ASA (c)	200	7,866
RF Micro Devices Inc. (b) (c)	3,044	21,125
Ricoh Co. Ltd.	1,000	21,677
Rofin-Sinar Technologies Inc. (c)	129	8,394
Rohm Co. Ltd.	100	8,455
Rudolph Technologies Inc. (c)	490	7,669
S1 Corp. (c)	399	2,901
SanDisk Corp. (b) (c)	181	9,707
SAP AG (b)	702	38,009
Sapient Corp. (b) (c)	1,421	10,132
SAVVIS Inc. (b) (c)	226	8,489
ScanSource Inc. (b) (c)	257	6,895
Secure Computing Corp. (b) (c)	1,189	9,393
Semtech Corp. (b) (c)	1,274	20,703
Sigma Designs Inc. (b) (c)	306	9,731
Silicon Image Inc. (c)	613	4,181
Silicon Laboratories Inc. (c)	489	17,032
Silicon Storage Technology Inc. (b) (c)	1,730	6,263
Sirenza Microdevices Inc. (c)	561	6,373
SiRF Technology Holdings Inc. (b) (c)	370	8,673
Skyworks Solutions Inc. (c)	1,143	9,053
Smart Modular Technologies WWH Inc. (c)	505	6,206
Smith Micro Software Inc. (b) (c)	443	6,047
Sohu.com Inc. (c)	325	10,442
Solera Holdings Inc. (c)	347	6,489
Sonic Solutions Inc. (b) (c)	479	5,355
SonicWALL Inc. (c)	926	8,186
Sonus Networks Inc. (c)	1,779	12,168
Spansion Inc. (c)	654	6,939
SPSS Inc. (b) (c)	134	5,499
SRA International Inc. - Class A (b) (c)	1,017	24,225
Standard Microsystems Corp. (c)	193	6,444
STMicroelectronics NV	648	11,123
Sun Microsystems Inc. (c)	2,802	14,290
Supertex Inc. (c)	199	6,947
Sybase Inc. (c)	1,487	35,272
Sycamore Networks Inc. (b) (c)	2,074	8,628
SYKES Enterprises Inc. (c)	361	6,043
Symantec Corp. (c)	720	13,824
Symmetricom Inc. (b) (c)	874	6,520

Synaptics Inc. (c)	263	9,237
Synchronoss Technologies Inc. (b) (c)	204	7,417
Synopsys Inc. (c)	1,239	30,306
Take-Two Interactive Software Inc. (b) (c)	540	9,520
TDK Corp.	100	8,525
Tech Data Corp. (c)	521	19,522
Technitrol Inc.	326	8,476
Tekelec (b) (c)	526	6,738
Telefonaktiebolaget LM Ericsson - Class B	11,913	44,603
Tellabs Inc. (c)	760	8,626
Tessera Technologies Inc. (c)	331	13,614
Texas Instruments Inc.	1,155	40,644
THQ Inc. (c)	456	13,115
TIBCO Software Inc. (c)	1,535	12,480
Tokyo Electron Ltd.	100	7,207
Toshiba Corp. (b)	2,000	18,758
Trident Microsystems Inc. (c)	429	6,525
Triquint Semiconductor Inc. (b) (c)	1,854	8,195
TTM Technologies Inc. (c)	688	8,972
Tyler Technologies Inc. (c)	555	6,677
Ultimate Software Group Inc. (c)	232	6,294
Ultratech Inc. (c)	625	7,838
United Online Inc.	587	8,288
Universal Display Corp. (b) (c)	520	7,810
UTStarcom Inc. (b) (c)	1,807	5,819
ValueClick Inc. (c)	1,772	37,885
Varian Semiconductor Equipment Associates Inc. (c)	188	8,836
Vasco Data Security International Inc. (b) (c)	283	7,491
Veeco Instruments Inc. (b) (c)	416	7,613
VeriSign Inc. (c)	324	9,620
Viasat Inc. (c)	262	7,501
Vignette Corp. (c)	457	9,615
Vishay Intertechnology Inc. (c)	1,683	26,103
VistaPrint Ltd. (b) (c)	366	12,499
Websense Inc. (c)	361	7,206
Western Digital Corp. (c)	2,259	48,230
Western Union Co.	611	12,189
Wind River Systems Inc. (c)	1,131	10,812
Wright Express Corp. (c)	299	10,184
Xerox Corp. (c)	789	13,776
Xilinx Inc. (b)	328	8,200
Yahoo! Inc. (c)	972	22,599
Yahoo! Japan Corp. (b)	20	6,201
Zebra Technologies Corp. (b) (c)	702	25,432
Zoran Corp. (c)	535	10,084
		5,995,875

MATERIALS - 4.7%
A. Schulman Inc.	351	8,150
AEP Industries Inc. (c)	146	5,787
Air Liquide (b)	192	24,833
Air Products & Chemicals Inc.	267	23,061
Airgas Inc.	724	33,811
AK Steel Holding Corp. (b) (c)	57	2,278
Akzo Nobel NV	299	24,770
Albemarle Corp.	702	28,241
Alcoa Inc.	786	30,025
Allegheny Technologies Inc.	86	9,024
AMCOL International Corp.	281	8,045
Amcor Ltd.	1,723	10,031
Anglo American Plc	1,093	63,473
Apex Silver Mines Ltd. (b) (c)	426	7,148
AptarGroup Inc.	600	21,840
Arch Chemicals Inc.	234	8,279
Asahi Kasei Corp.	2,000	14,288
Ashland Inc.	113	6,900
BASF AG	450	58,202
Bayer AG	608	43,039
BHP Billiton Ltd.	2,872	91,478
BHP Billiton Plc	2,041	59,884
Billerud AB	439	6,644
Boliden AB	303	6,921
Boral Ltd. (b)	1,575	10,287
Bowater Inc. (b)	1,064	20,876
Brush Engineered Materials Inc. (c)	231	8,748
Buckeye Technologies Inc. (c)	651	9,980
Cabot Corp.	601	24,268
Carpenter Technology Corp.	249	29,554
Century Aluminum Co. (c)	175	9,020
CF Industries Holdings Inc.	416	23,912
Chaparral Steel Co.	52	4,370
Chemtura Corp.	2,186	22,800
Ciba Specialty Chemicals AG	167	10,152
Cleveland-Cliffs Inc. (b)	38	2,632
Coeur d'Alene Mines Corp. (b) (c)	2,062	8,062
Commercial Metals Co.	1,056	32,567
Compass Minerals International Inc.	262	8,604
CRH Plc	430	19,084
Cytec Industries Inc.	406	27,198
Dow Chemical Co.	797	34,654
Eastman Chemical Co.	132	9,084
EI Du Pont de Nemours & Co.	781	36,496
Ferro Corp.	527	11,778

Florida Rock Industries Inc.	485	30,802
Flotek Industries Inc. (b) (c)	210	6,245
FMC Corp.	352	31,374
Freeport-McMoRan Copper & Gold Inc.	338	31,765
Georgia Gulf Corp. (b)	404	6,541
Gibraltar Industries Inc.	332	6,411
Glatfelter	562	7,548
Graphic Packaging Corp. (b) (c)	1,801	7,996
Grief Inc.	230	12,650
Hanson Plc	779	17,134
Haynes International Inc. (c)	85	7,634
HB Fuller Co.	455	12,572
Headwaters Inc. (c)	389	6,275
Hecla Mining Co. (c)	1,018	7,991
Hercules Inc. (c)	947	19,660
Holcim Ltd.	178	18,857
Holmen AB	235	9,866
Imperial Chemical Industries Plc	977	12,346
Innospec Inc.	336	9,250
International Paper Co.	505	18,720
James Hardie Industries NV	1,030	6,526
JFE Holdings Inc.	400	27,432
Johnson Matthey Plc	484	16,600
Kaiser Aluminum Corp. (c)	110	7,426
Kobe Steel Ltd.	3,000	11,644
Lafarge SA (b)	127	21,512
Linde AG	124	14,698
Louisiana-Pacific Corp. (b)	1,013	18,761
Lubrizol Corp.	738	46,243
Lyondell Chemical Co.	2,090	93,841
Martin Marietta Materials Inc.	408	55,896
Mercer International Inc. (b) (c)	657	5,709
Metal Management Inc.	206	8,654
Minerals Technologies Inc.	328	21,212
Mitsubishi Chemical Holdings Corp.	1,000	9,090
Mittal Steel Co. NV	730	44,767
Monsanto Co.	427	27,520
Newcrest Mining Ltd.	376	7,857
NewMarket Corp.	132	6,129
Newmont Mining Corp.	357	14,905
Nippon Steel Corp.	5,000	37,609
Nitto Denko Corp.	200	10,493
Nucor Corp.	241	12,098
Olin Corp.	1,309	27,319
OM Group Inc. (c)	204	9,882
Orica Ltd.	272	6,388

Packaging Corp.	1,062	27,102
Pactiv Corp. (c)	219	6,923
PolyOne Corp. (b) (c)	1,040	7,821
PPG Industries Inc.	224	17,084
Praxair Inc.	399	30,571
Quanex Corp.	330	14,870
Rautaruukki Oyj	196	12,842
Reliance Steel & Aluminum Co.	603	31,682
Rexam Plc	758	7,678
Rio Tinto Ltd. (b)	231	18,007
Rio Tinto Plc	858	61,902
Rock-Tenn Co. - Class A	288	8,847
Rockwood Holdings Inc. (c)	309	10,688
Rohm & Haas Co.	190	10,739
Royal Gold Inc.	217	5,356
RPM International Inc.	1,180	27,742
RTI International Metals Inc. (c)	165	13,075
Ryerson Inc.	214	6,867
Salzgitter AG (b)	60	12,202
Schnitzer Steel Industries Inc. - Class A	196	10,621
Scotts Miracle-Gro Co.	515	21,110
Sensient Technologies Corp.	868	22,047
Shin-Etsu Chemical Co. Ltd.	300	22,152
Silgan Holdings Inc.	178	9,188
Solvay SA	55	8,342
Sonoco Products Co.	976	35,790
Spartech Corp.	297	6,549
SSAB Svenskt Stal AB - Class B	400	13,637
Steel Dynamics Inc.	802	33,628
Stillwater Mining Co. (b) (c)	625	5,688
Stora Enso Oyj - Class R	586	10,073
Sumitomo Chemical Co. Ltd.	2,000	14,917
Sumitomo Metal Industries Ltd.	4,000	23,034
Svenska Cellulosa AB	483	8,527
Symyx Technologies Inc. (b) (c)	361	3,220
Syngenta AG	95	17,924
Terra Industries Inc. (c)	680	16,680
Texas Industries Inc.	179	14,107
ThyssenKrupp AG	323	17,873
Tokuyama Corp. (b)	1,000	14,524
Toray Industries Inc.	2,000	15,947
United States Steel Corp.	107	10,517
UPM-Kymmene Oyj	485	10,777
Valspar Corp.	1,171	32,308
Voestalpine AG	151	12,562
Vulcan Materials Co. (b)	91	8,711

Weyerhaeuser Co.	173	12,325
Worthington Industries Inc. (b)	1,299	26,889
WR Grace & Co. (b) (c)	479	9,890
Xstrata Plc	461	29,383
Zinifex Ltd.	527	8,716
Zoltek Cos. Inc. (b) (c)	158	7,409
		2,659,189
TELECOMMUNICATION SERVICES - 2.2%
Alaska Communications Systems Group Inc.	514	7,386
Alltel Corp.	317	20,906
AT&T Inc.	5,067	198,424
Belgacom SA	225	9,109
Bouygues (b)	181	14,497
BT Group Plc	6,143	38,933
Cbeyond Inc. (c)	150	5,306
Cincinnati Bell Inc. (c)	3,949	20,377
Citizens Communications Co. (b)	142	2,049
Cogent Communications Group Inc. (c)	300	8,604
Consolidated Communications Holdings Inc.	373	6,796
Deutsche Telekom AG	2,199	37,938
Dobson Communications Corp. (b) (c)	1,063	13,234
Elisa Oyj	249	7,039
Embarq Corp.	148	9,145
FairPoint Communications Inc.	401	6,199
FiberTower Corp. (b) (c)	1,327	4,671
France Telecom SA	1,290	34,681
General Communication Inc. - Class A (b) (c)	496	5,709
Global Crossing Ltd. (c)	354	6,241
Golden Telecom Inc.	167	10,780
Harris Stratex Networks Inc. - Class A (c)	403	6,859
Hellenic Telecommunications Organization SA	487	14,608
InterDigital Inc. (b)	360	10,062
Iowa Telecommunications Services Inc. (b)	396	8,142
iPCS Inc. (b)	140	4,549
KDDI Corp. (b)	2	13,267
NeuStar Inc. - Class A (b) (c)	647	18,659
Nippon Telegraph & Telephone Corp.	4	17,397
NTELOS Holdings Corp.	249	6,673
NTT DoCoMo Inc.	14	19,439
PAETEC Holding Corp. (c)	603	7,115
Portugal Telecom SGPS SA	674	9,426
Premiere Global Services Inc. (c)	826	9,615
Qwest Communications International Inc. (b) (c)	2,136	18,220
Royal KPN NV (b)	1,476	22,837
Rural Cellular Corp. - Class A (c)	161	6,868
Singapore Telecommunications Ltd.	6,000	13,637

SoftBank Corp. (b)	600	12,618
Sprint Nextel Corp.	2,242	46,028
SureWest Communications	283	7,638
Swisscom AG	20	6,807
Telecom Italia SpA	9,186	24,590
Telecom Italia SpA - RNC	5,962	12,865
Telefonica SA	3,482	81,491
Telekom Austria AG	505	12,303
Telenor ASA (c)	520	9,509
Telephone & Data Systems Inc.	1,008	66,931
TeliaSonera AB	1,662	12,566
Telstra Corp. Ltd.	2,450	9,561
Time Warner Telecom Inc. - Class A (b) (c)	1,000	19,550
USA Mobility Inc. (c)	349	8,331
Verizon Communications Inc.	2,380	101,436
Vodafone Group Plc	44,226	132,951
Windstream Corp.	549	7,555
		1,248,127
UTILITIES - 3.6%
AES Corp. (c)	501	9,845
AGL Resources Inc.	699	26,352
Allegheny Energy Inc. (c)	170	8,879
Allete Inc.	275	12,056
Alliant Energy Corp.	1,049	38,761
Ameren Corp. (b)	177	8,492
American Electric Power Co. Inc.	353	15,352
Aqua America Inc. (b)	1,344	29,407
Aquila Inc. (c)	5,959	22,525
Avista Corp.	418	8,285
Black Hills Corp. (b)	605	22,567
California Water Service Group (b)	193	7,141
CenterPoint Energy Inc.	390	6,427
Centrica Plc	2,771	20,085
Chubu Electric Power Co. Inc.	400	10,033
Cleco Corp.	499	11,851
CLP Holdings Ltd.	1,500	10,068
Consolidated Edison Inc. (b)	213	9,304
Constellation Energy Group Inc.	184	15,419
Contango Oil & Gas Co. (b) (c)	188	6,610
Dominion Resources Inc.	300	25,266
DPL Inc. (b)	1,048	27,856
DTE Energy Co.	155	7,189
Duke Energy Corp.	983	16,740
E.ON AG	490	77,105
Edison International Inc.	309	16,343
El Paso Electric Co. (c)	381	8,866

Electric Power Development Co.	200	6,827
Empire District Electric Co.	316	6,854
Endesa SA	596	32,260
Enel SpA	3,836	39,599
Energias de Portugal SA	1,719	9,739
Energy East Corp.	1,553	39,306
Entergy Corp.	161	16,094
Equitable Resources Inc.	1,178	55,496
Exelon Corp.	563	39,494
FirstEnergy Corp.	259	15,734
Fortum Oyj	322	10,388
FPL Group Inc.	356	20,552
Gas Natural SDG SA	156	8,953
Gaz de France	193	8,963
Great Plains Energy Inc.	984	27,316
Hawaiian Electric Industries Inc. (b)	974	22,217
Hong Kong & China Gas	3,300	7,654
Iberdrola SA (b)	784	43,585
IDACORP Inc.	723	22,384
Integrys Energy Group Inc.	320	15,837
International Power Plc	1,301	10,815
ITC Holdings Corp.	364	15,306
Kansai Electric Power Co. Inc.	400	8,876
Kyushu Electric Power Co. Inc.	300	7,126
MDU Resources Group Inc.	1,622	44,216
MGE Energy Inc. (b)	213	6,392
National Fuel Gas Co.	817	35,417
National Grid Plc	2,212	31,359
New Jersey Resources Corp. (b)	219	10,293
Nicor Inc.	372	14,661
NiSource Inc.	368	7,018
Northeast Utilities	1,397	38,194
Northwest Natural Gas Co.	217	9,042
NorthWestern Corp.	458	12,393
NSTAR	1,118	35,161
OGE Energy Corp.	839	27,813
Oneok Inc.	973	49,380
Ormat Technologies Inc. (b)	175	7,254
Otter Tail Corp. (b)	410	12,079
Pepco Holdings Inc.	1,801	48,753
PG&E Corp.	287	12,286
Piedmont Natural Gas Co. (b)	588	13,636
Pinnacle West Capital Corp.	154	5,772
PNM Resources Inc.	1,331	34,380
Portland General Electric Co.	286	7,696
PPL Corp.	316	14,896

Progress Energy Inc. (b)	342	14,932
Public Service Enterprise Group Inc.	228	19,642
Puget Energy Inc.	1,253	29,007
Questar Corp.	188	9,680
RWE AG	366	38,877
SCANA Corp.	1,303	48,706
Scottish & Southern Energy Plc	635	18,554
Sempra Energy	260	13,707
Sierra Pacific Resources (c)	1,944	30,890
SJW Corp.	201	5,787
Sociedad General de Aguas de Barcelona SA (b)	213	7,679
South Jersey Industries Inc.	238	7,799
Southern Co.	701	23,582
Southwest Gas Corp.	389	12,090
Suez SA (b)	774	40,699
TECO Energy Inc. (b)	453	7,311
Tohoku Electric Power Co. Inc.	300	6,659
Tokyo Electric Power Co. Inc.	800	21,357
Tokyo Gas Co. Ltd.	2,000	8,687
TXU Corp.	358	23,360
UIL Holdings Corp. (b)	205	6,064
Union Fenosa SA (b)	158	8,639
UniSource Energy Corp.	340	10,346
United Utilities Plc	720	9,784
Vectren Corp. (b)	1,009	25,195
Veolia Environnement (b)	254	18,873
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (b)	146	7,119
Westar Energy Inc. (b)	1,503	34,599
WGL Holdings Inc.	1,082	32,395
Wisconsin Energy Corp.	1,155	49,584
Xcel Energy Inc. (b)	338	6,861
		2,046,754

Total Common Stocks (cost $42,606,038)		43,228,057

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Porsche AG	6	10,888
Volkswagen AG	90	10,156

Total Preferred Stocks (cost $18,541)		21,044

RIGHTS - 0.0%
SSAB Svenskt Stal AB - Rights	400	1,185

Total Rights (cost $0)		1,185

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11 (e)	$ 50,000	49,979
Banc of America Commercial Mortgage Inc., 5.97%, 05/10/45 (e)	75,000	74,525
Bank One Issuance Trust, 3.86%, 06/15/11	50,000	49,268
Citibank Credit Card Master Trust I, 5.88%, 03/10/11	75,000	75,888
Commercial Mortgage Pass-Through Certificates, 5.31%, 12/10/46 (e)	30,000	28,658
GMAC Commercial Mortgage Securities Inc., 6.96%, 09/15/35 (e)	100,000	103,908
Goldman Sachs Mortgage Securities Corp., 4.61%, 01/10/40 (e)	75,000	71,513
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43 (e)	75,000	73,951
LB-UBS Commercial Mortgage Trust, 5.16%, 02/15/34 (e)	100,000	95,243
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40 (e)	20,000	19,210
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	69,903
Morgan Stanley Capital I, 5.91%, 10/15/42 (e)	100,000	100,124
Morgan Stanley Capital I, 5.64%, 03/12/44 (e)	100,000	97,099
Wachovia Bank Commercial Mortgage Trust, 5.50%, 10/15/48	75,000	74,596
WFS Financial Owner Trust, 3.87%, 08/17/12 (e)	50,000	49,272

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,057,899)		1,033,137

CORPORATE BONDS AND NOTES - 2.6%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	50,000	55,778
Home Depot Inc., 5.20%, 03/01/11	50,000	49,217
Time Warner Inc., 6.75%, 04/15/11	50,000	51,821
		156,816
CONSUMER STAPLES - 0.1%
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	48,589

ENERGY - 0.1%
ConocoPhillips Holding Co., 8.75%, 05/25/10	50,000	54,556

FINANCIALS - 1.5%
American General Finance Corp., 5.38%, 10/01/12	50,000	49,438
Bank of America Corp., 5.63%, 10/14/16	50,000	49,033
Bear Stearns Cos. Inc., 4.50%, 10/28/10	50,000	47,833
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	50,000	48,963
Citigroup Inc., 6.63%, 06/15/32	50,000	51,830
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	51,067
European Investment Bank, 3.38%, 06/12/13	50,000	45,620
General Electric Capital Corp., 5.63%, 10/20/16	50,000	48,672
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	46,937
Household Finance Corp., 6.38%, 10/15/11	50,000	50,439
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	46,579
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	47,069
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	49,751

Lehman Brothers Holdings Inc., 4.50%, 07/26/10	50,000	48,173
Morgan Stanley, 4.75%, 04/01/14	50,000	46,882
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	50,000	53,325
Wachovia Corp., 5.25%, 08/01/14	50,000	48,297
Wells Fargo & Co., 4.88%, 01/12/11	50,000	49,310
		879,218
HEALTH CARE - 0.1%
Abbott Laboratories, 5.60%, 05/15/11	50,000	50,386
Merck & Co. Inc., 4.75%, 03/01/15	50,000	46,786
		97,172
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 5.25%, 02/22/11	50,000	49,749
International Business Machines Corp., 4.75%, 11/29/12	50,000	48,375
		98,124
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.10%, 09/15/14	50,000	47,354
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (g)	50,000	53,410
Verizon Communications, 7.38%, 09/01/12	50,000	53,595
		154,359

Total Corporate Bonds and Notes (cost $1,520,856)		1,488,834

GOVERNMENT AND AGENCY OBLIGATIONS - 14.7%
GOVERNMENT SECURITIES - 4.7%
Sovereign - 0.2%
Mexico Government International Bond, 5.63%, 01/15/17	50,000	48,825
Province of Quebec, Canada, 5.13%, 11/14/16	50,000	48,846
		97,671
U.S. Treasury Securities - 4.5%
U.S. Treasury Bond, 9.13%, 05/15/18 (b)	90,000	121,866
U.S. Treasury Bond, 8.00%, 11/15/21 (b)	190,000	247,742
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	35,000	39,689
U.S. Treasury Bond, 6.63%, 02/15/27 (b)	75,000	89,959
U.S. Treasury Bond, 6.13%, 08/15/29 (b)	60,000	69,061
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	170,000	158,950
U.S. Treasury Note, 4.63%, 11/30/08 (b)	560,000	559,737
U.S. Treasury Note, 3.50%, 02/15/10 (b)	90,000	87,736
U.S. Treasury Note, 5.75%, 08/15/10 (b)	40,000	41,344
U.S. Treasury Note, 4.88%, 07/31/11	60,000	60,619
U.S. Treasury Note, 4.50%, 11/30/11 (b)	50,000	49,820
U.S. Treasury Note, 4.00%, 11/15/12 (b)	80,000	77,831
U.S. Treasury Note, 3.88%, 02/15/13 (b)	100,000	96,438
U.S. Treasury Note, 3.63%, 05/15/13 (b)	190,000	180,396
U.S. Treasury Note, 4.00%, 02/15/14 (b)	40,000	38,456
U.S. Treasury Note, 4.25%, 08/15/14 (b)	50,000	48,613
U.S. Treasury Note, 4.00%, 02/15/15 (b)	225,000	214,488

U.S. Treasury Note, 5.13%, 05/15/16 (b)	110,000	112,613
U.S. Treasury Note, 4.63%, 11/15/16 (b)	250,000	246,953
		2,542,311
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.0%
Federal Home Loan Bank - 0.7%
Federal Home Loan Bank, 5.00%, 09/18/09 (b)	190,000	190,300
Federal Home Loan Bank, 4.38%, 09/17/10 (b)	120,000	117,838
Federal Home Loan Bank, 5.25%, 10/06/11 (b)	50,000	49,745
Federal Home Loan Bank, 4.88%, 11/18/11 (b)	50,000	49,588
		407,471
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp., 5.00%, 06/11/09 (b)	200,000	200,200
Federal Home Loan Mortgage Corp., 6.63%, 09/15/09 (b)	225,000	232,499
Federal Home Loan Mortgage Corp., 5.25%, 04/18/16 (b)	100,000	99,399
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	100,000	109,112
Federal Home Loan Mortgage Corp., 6.00%, 06/01/35	76,295	76,062
Federal Home Loan Mortgage Corp., 4.42%, 12/01/35 (e)	50,188	47,999
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	132,742	134,252
		899,523
Federal National Mortgage Association - 7.2%
Federal National Mortgage Association, 3.25%, 08/15/08	250,000	245,478
Federal National Mortgage Association, 5.20%, 11/08/10	100,000	99,842
Federal National Mortgage Association, 6.13%, 07/17/13	100,000	100,425
Federal National Mortgage Association, 5.00%, 06/01/18	12,961	12,631
Federal National Mortgage Association, 4.50%, 10/01/18	245,648	235,136
Federal National Mortgage Association, 5.00%, 07/01/19	226,577	220,407
Federal National Mortgage Association, 5.50%, 10/01/19	248,823	246,400
Federal National Mortgage Association, 5.00%, 12/01/26	242,118	230,488
Federal National Mortgage Association, 6.63%, 11/15/30 (b)	125,000	141,897
Federal National Mortgage Association, 6.00%, 11/01/32	23,295	23,219
Federal National Mortgage Association, 6.00%, 11/01/32	9,007	8,978
Federal National Mortgage Association, 6.00%, 03/01/33	35,611	35,495
Federal National Mortgage Association, 5.00%, 06/01/33	636,417	600,345
Federal National Mortgage Association, 5.50%, 06/01/33	499,406	484,741
Federal National Mortgage Association, 6.00%, 09/01/33	37,283	37,135
Federal National Mortgage Association, 6.00%, 02/01/34	99,143	98,858
Federal National Mortgage Association, 6.00%, 03/01/34	26,559	26,409
Federal National Mortgage Association, 5.00%, 06/01/34	96,670	91,119
Federal National Mortgage Association, 4.45%, 08/01/34 (e)	63,032	62,366
Federal National Mortgage Association, 6.00%, 08/01/34	11,114	11,070
Federal National Mortgage Association, 5.50%, 12/01/34	259,656	251,688
Federal National Mortgage Association, 5.57%, 07/01/36 (e)	136,447	135,664
Federal National Mortgage Association, 6.50%, 09/01/36	184,566	186,449
Federal National Mortgage Association, 7.00%, 09/01/36	44,693	45,921
Federal National Mortgage Association, 6.00%, 02/01/37	199,016	197,203
Federal National Mortgage Association, 5.87%, 04/01/37 (e)	67,159	67,545
Federal National Mortgage Association, 6.00%, 04/01/37	148,966	147,609
Federal National Mortgage Association, 5.50%, 06/01/37	39,956	38,587
		4,083,105
Government National Mortgage Association - 0.5%
Government National Mortgage Association, 5.50%, 11/15/35	232,205	226,516
Government National Mortgage Association, 6.00%, 11/15/36	47,434	47,386
		273,902

Total Government and Agency Obligations (cost $8,399,920)		8,303,983

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 3.2%
JNL Money Market Fund, 5.17% (a) (d)	1,825,884	1,825,884

Securities Lending Collateral - 20.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.37% (a) (d)	11,792,442	11,792,442

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 4.61%, 09/20/07 (f) (h)	165,000	163,921

Total Short Term Investments (cost $13,782,265)		13,782,247

Total Investments - 120.2% (cost $67,385,519)		67,858,487
Other Assets and Liabilities, Net - (20.2%)		(11,386,229)
Total Net Assets - 100%		$ 56,472,258

Jackson Perspective 10 X 10 Fund
INVESTMENT FUNDS - 95.3%
Jackson Perspective 5 Fund (a)	273,767	$ 2,907,407
Jackson Perspective Index 5 Fund (a)	273,767	2,814,325

Total Investment Funds (cost $5,780,227)		5,721,732

Total Investments - 95.3% (cost $5,780,227)		5,721,732
Other Assets and Liabilities, Net - 4.7%		279,037
Total Net Assets - 100%		$ 6,000,769

Jackson Perspective Money Market Fund
CORPORATE BONDS AND NOTES - 1.3%
FINANCIALS - 1.3%
Goldman Sachs Group Inc., 5.47%, 10/05/07 (e)	$ 150,000	$ 150,033

Total Corporate Bonds and Notes (cost $150,033)		150,033

GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.2%
Federal Home Loan Bank - 4.4%
Federal Home Loan Bank, 4.63%, 08/08/07	200,000	199,970
Federal Home Loan Bank, 6.75%, 08/15/07	100,000	100,048
Federal Home Loan Bank, 5.30%, 02/21/08	200,000	199,802
		499,820
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp., 4.40%, 08/22/07	170,000	169,903

Federal National Mortgage Association - 9.3%
Federal National Mortgage Association, 3.00%, 08/15/07	255,000	254,770
Federal National Mortgage Association, 3.41%, 08/30/07	200,000	199,681
Federal National Mortgage Association, 6.21%, 11/07/07	610,000	611,200
		1,065,651

Total Government and Agency Obligations (cost $1,735,374)		1,735,374

SHORT TERM INVESTMENTS - 83.3%
Certificates of Deposit - 7.6%
BNP Paribas, 5.31%, 10/10/07	175,000	175,000
Citibank, 5.30%, 08/08/07	175,000	175,000
Credit Suisse First Boston, 5.32%, 05/27/08	175,000	175,000
Harris Bankcorp, 5.31%, 09/05/07	175,000	175,000
Wells Fargo & Co., 5.28%, 08/06/07	175,000	175,000
		875,000
Commercial Paper - 64.2%
American Honda Motor Co., 5.24%, 08/13/07	175,000	174,694
Apreco LLC, 5.27%, 09/18/07 (i)	250,000	248,243
AstraZeneca Plc, 5.27%, 08/23/07	350,000	348,873
Bank of America Corp., 5.25%, 10/05/07	350,000	346,682
Bank of Ireland, 5.17%, 10/12/07	175,000	173,191
Cargill Global Funding Plc, 5.28%, 08/13/07 (i)	405,000	404,287
CRC Funding LLC, 5.26%, 09/06/07 (i)	250,000	248,685
Danske Corp., 5.21%, 08/20/07 (i)	300,000	299,166
Fairway Finance Ltd., 5.28% 08/13/07 (i)	250,000	249,560
Fortis Banque, 5.17%, 11/09/07	175,000	172,489
Greyhawk Funding LLC, 5.27%, 08/24/07 (i)	250,000	249,158
HBOS Treasury Services Plc, 5.26%, 09/19/07	400,000	397,139
JPMorgan Chase & Co., 5.25%, 08/01/07	200,000	200,000
Jupiter Security Corp., 5.27%, 08/21/07 (i)	250,000	249,268
Merrill Lynch & Co. Inc., 5.22%, 09/20/07	350,000	347,463
Park Avenue Receivables LLC, 5.28%, 08/09/07 (i)	250,000	249,707

Prudential Financial Inc., 5.22%, 09/13/07	350,000	347,818
Ranger Funding Co. LLC, 5.28%, 08/22/07 (i)	250,000	249,231
Sheffield Receivables Corp., 5.27%, 08/20/07 (i)	250,000	249,305
Societe Generale NY, 5.21%, 09/04/07	350,000	348,261
Southern Co., 5.27%, 08/13/07 (i)	350,000	349,385
Target Corp., 5.23%, 08/13/07	200,000	199,651
Thunder Bay Funding LLC, 5.26%, 09/07/07 (i)	250,000	248,648
UBS Finance LLC, 5.26%, 08/31/07	400,000	398,247
Westpac Banking Corp., 5.24%, 09/18/07 (i)	350,000	347,545
Yorktown Capital LLC, 5.26%, 09/17/07 (i)	250,000	248,283
		7,344,979
Mutual Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.21% (d)	11,962	11,962

Repurchase Agreement - 11.4%
Repurchase Agreement with Credit Suisse First Boston, 5.32%
(Collateralized by $2,030,000 Federal National Mortgage Association,
5.50%, due 07/01/34, value $1,322,024) acquired on 07/31/07,
due 08/01/07 at $1,300,192	1,300,000	1,300,000

Total Short Term Investments (cost $9,531,941)		9,531,941

Total Investments - 99.8% (cost $11,417,348)		11,417,348
Other Assets and Liabilities, Net - 0.2%		22,223
Total Net Assets - 100%		$ 11,439,571

JNL Money Market Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
Holmes Master Issuer Plc, 5.30%, 03/15/08 (e)	$ 2,053,000	$ 2,053,000
Permanent Master Issuer Plc, 5.30%, 10/17/07 (e)	3,440,000	3,440,000
Permanent Master Issuer Plc, 5.30%, 01/15/08 (e)	1,830,000	1,830,000
Pendeford Master Issuer Plc, 5.31%, 02/12/08 (e) (i)	3,360,000	3,360,000

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,683,000)		10,683,000

CORPORATE BONDS AND NOTES - 5.5%
FINANCIALS - 5.5%
American Express Bank, 5.32%, 01/18/08 (e)	5,000,000	5,000,446
American Express Co., 5.32%, 10/18/07 (e)	2,000,000	2,000,080
Bank of America, 5.32%, 02/22/08 (e)	4,000,000	4,000,000
Calyon, 5.37%, 02/19/08 (e)	4,000,000	4,000,000
Goldman Sachs Group Inc., 5.45%, 09/14/07 (e) (i)	3,000,000	3,000,569
MetLife Inc., 5.42%, 11/01/07 (e) (j)	3,200,000	3,200,000
National City Bank, 5.30%, 03/13/08 (e)	3,000,000	2,999,991

Total Corporate Bonds and Notes (cost $24,201,086)		24,201,086

SHORT TERM INVESTMENTS - 92.2%

Certificates of Deposit - 13.2%
Bank of Ireland, 5.31%, 11/09/07	5,000,000	4,999,922
BNP Paribas, 5.31%, 10/10/07	5,000,000	5,000,000
Citibank, 5.30%, 08/08/07	7,000,000	7,000,000
Credit Suisse First Boston, 5.32%, 05/27/08	5,500,000	5,500,000
Credit Suisse First Boston, 5.37%, 06/04/08	3,500,000	3,500,000
Deutsche Bank NY, 5.35%, 08/06/07	4,000,000	4,000,000
Deutsche Bank NY, 5.31%, 10/10/07	4,000,000	4,000,000
Harris Bancorp, 5.31%, 09/05/07	6,000,000	6,000,000
HBOS Treasury Services Plc, 5.28%, 09/28/07	4,500,000	4,500,000
HBOS Treasury Services Plc, 5.31%, 10/16/07	4,000,000	4,000,000
Societe Generale NY, 5.29%, 10/23/07	2,200,000	2,200,000
Wells Fargo & Co., 5.28%, 08/06/07	7,000,000	7,000,000
		57,699,922
Commercial Paper - 39.3%
American Honda Motor Co., 5.24%, 08/13/07	6,000,000	5,989,520
Apreco LLC, 5.26%, 09/05/07 (i)	7,000,000	6,964,237
Aspen Funding Corp., 5.28%, 08/10/07 (i)	7,000,000	6,990,760
AstraZeneca Plc, 5.27%, 08/20/07 (i)	8,000,000	7,977,749
Bank of America Corp., 5.25%, 10/05/07	3,000,000	2,971,563
Bank of Ireland, 5.17%, 10/12/07	3,000,000	2,968,980
Cargill Global Funding Plc, 5.26%, 08/23/07	8,000,000	7,974,284
Ciesco LLC, 5.27%, 08/07/07 (i)	6,000,000	5,994,730
Eureka Securities LLC, 5.26%, 08/01/07 (i)	4,150,000	4,150,000
Falcon Asset Securitization Co. LLC, 5.27%, 08/03/07 (i)	7,000,000	6,997,951
Florida Power and Light Co., 5.25%, 08/06/07	7,000,000	6,994,896
Fortis Banque, 5.17%, 11/09/07	5,000,000	4,928,264
Galaxy Funding Inc., 5.25%, 09/10/07 (i)	6,000,000	5,965,033
General Electric Capital Corp., 5.22%, 08/28/07	9,000,000	8,964,765
GlaxoSmithKline Plc, 5.24%, 08/09/07 (i)	8,000,000	7,990,684
Greyhawk Funding LLC, 5.28%, 09/24/07 (i)	7,800,000	7,738,224
Jupiter Security Corp., 5.27%, 08/20/07 (i)	7,000,000	6,980,530
Merrill Lynch & Co. Inc., 5.22%, 09/20/07	7,000,000	6,949,250
Northern Rock Plc, 5.23%, 08/08/07	5,000,000	4,994,915
Procter & Gamble Co., 5.24%, 09/12/07 (i)	8,000,000	7,951,093
Prudential Financial Inc., 5.22%, 09/13/07	8,000,000	7,950,120
Scaldis Capital LLC, 5.28%, 08/07/07 (i)	5,000,000	4,995,604
Sheffield Receivables Corp., 5.27%, 08/08/07 (i)	7,000,000	6,992,827
Societe Generale NA, 5.17%, 11/09/07	5,000,000	4,928,194
Variable Funding Capital Corp., 5.27%, 08/17/07 (i)	7,000,000	6,983,605
Windmill Funding Corp., 5.27%, 08/16/07 (i)	5,000,000	4,989,022
Yorktown Capital LLC, 5.26%, 09/12/07 (i)	7,000,000	6,957,043
		172,233,843
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.21% (d)	85,983	85,983

Repurchase Agreement - 39.7%
Repurchase Agreement with Banc of America Securities LLC,

5.29% (Collateralized by $103,961,892 Federal Home Loan Mortgage
Corp., 5.00%, due 05/01/35, value $80,731,622) acquired on
07/31/07, due 08/01/07 at $79,511,682	79,500,000	79,500,000

Repurchase Agreement with UBS Securities LLC, 5.31%
(Collateralized by $50,075,000 Federal Home Loan Mortgage Corp.,
6.00%, due 04/01/37, value $49,149,082 and $48,039,804
Federal Home Loan Mortgage Corp., 6.00%, due 05/01/37, value
$46,875,260) acquired on 07/31/07, due 08/01/07 at $94,613,954	94,600,000	94,600,000
		174,100,000

Total Short Term Investments (cost $404,119,748)		404,119,748

Total Investments - 100.2% (cost $439,003,834)		439,003,834
Other Assets and Liabilities, Net - (0.2%)		(761,261)
Total Net Assets - 100%		$ 438,242,573

Notes to the Schedules of Investments (Unaudited)

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of July 31, 2007.
(e)	Variable rate security. Rate stated is in effect as of July 31, 2007.
(f)	Zero coupon security. Rate stated is the effective yield as of July 31, 2007.
(g)	Security in which the interest rate is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	All or a portion of the security pledged as collateral for open futures contracts. As of July 31, 2007 the value of collateral in Jackson Perspective Index 5 Fund is $163,921.
(i)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of July 31, 2007 the value of 144A securities, in Jackson Perspective Money Market Fund and JNL Money Market Fund are $3,890,471 and $112,979,661, respectively.
(j)	Illiquid security. At July 31, 2007, the amortized cost of this security was $3,200,000, representing 0.7% of net assets.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar
virt-x - a crossboarder Recognised Investment Exchange (RIE)

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the Jackson Perspective Money Market Fund and JNL Money Market Fund
are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing services as of the close of business on the local exchange.

Futures contracts are valued based upon their quoted daily settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE. Swaps are marked-to-market daily based upon information provided from market makers or pricing vendors.

Pursuant to procedures adopted by the Trust's Board of Trustees ("Board"), the Funds may utilize international Fair Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended July 31, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or another affiliate.
The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, which may be considered affiliated with the Funds. The Jackson Perspective 10 x 10 Fund invested solely in the Class A shares of other affiliated Funds of the Trust.

The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. and Bank of New York Mellon Corp., the parent company of its sub-adviser. Transactions for the period ended July 31, 2007 are shown below:

	Value Beginning				Value End
	of Period		Sales	Dividend	of Period
Affiliate	12/29/2006	Purchases	Proceeds	Income	07/31/2007
Bank of New York Mellon Corp.	$ -	$ 39,117	$ 6	$ 75	$ 39,146
Prudential plc	-	26,549	-	481	25,703

Federal Income Tax Matters - As of July 31, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Jackson Perspective 5 Fund	$ 45,716,100	$ 1,714,175	$ (2,188,164)	$ (473,989)
Jackson Perspective Optimized 5 Fund	9,523,249	735,868	(254,363)	481,505
Jackson Perspective Index 5 Fund	67,385,519	3,563,373	(3,090,405)	472,968
Jackson Perspective 10 x 10 Fund	5,780,227	57,194	(115,689)	(58,495)

As of July 31, 2007, the aggregate cost of investments for the Jackson Perspective Money Market Fund and the JNL Money Market Fund is the same for financial reporting and tax purposes.

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

Jackson Perspective Index 5 Fund
EUR/USD	9/13/2007	165,600 EUR	$ 226,870	$ 3,252
GBP/USD	9/13/2007	63,300 GBP	128,475	3,259
JPY/USD	9/13/2007	34,655,000 JPY	294,243	8,477
USD/EUR	9/13/2007	(91,200) EUR	(124,943)	511
USD/JPY	9/13/2007	(17,830,000) JPY	(151,388)	(3,770)
			$ 373,257	$ 11,729

Schedule of Futures Contracts:
	Contracts	Unrealized
	Long/	Appreciation/
	(Short)	(Depreciation)
Jackson Perspective Index 5 Fund
Dow Jones Euro STOXX 50 Future
Expiration September 2007	4 EUR	$ (4,571)
New Financial Times Stock Exchange 100 Index Future
Expiration September 2007	1 GBP	(5,954)
Russell 2000 Mini Index Future
Expiration September 2007	6 USD	(45,492)
S&P 500 E-Mini Future
Expiration September 2007	7 USD	(28,334)
S&P MidCap 400 E-Mini Future
Expiration September 2007	6 USD	(29,490)
Tokyo Price Index Future
Expiration September 2007	1 JPY	(5,216)
		$ (119,057)

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 18, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 18, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the 1940 Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the 1940 Act.